UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Financial Square Funds SM

▶ Prime Obligations Fund

▶ Money Market Fund

▶ Treasury Obligations Fund

▶ Treasury Instruments Fund

▶ Government Fund

▶ Federal Fund

▶ Tax-Free Money Market Fund

ANNUAL REPORT
December 31, 2004

Letter to Shareholders

Dear Shareholders:

We welcome the opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Trust-Financial Square FundsSM during the one-year reporting period that ended December 31, 2004.

The Economy in Review

Following a strong 4.5% gain in the first quarter of 2004, gross domestic product (“GDP”) growth was 3.3% in the second quarter of the year. This decline was largely attributed to higher energy prices. However, third quarter 2004 GDP rose a robust 4.0%. The economy’s strength was surprising to many, given the numerous issues it faced during the year. These included record-high rising oil prices, uneven job growth, threats of terrorism, geopolitical issues, and uncertainties surrounding the Presidential election. Given the overall strength of the economy, the Federal Reserve Board (the “Fed”) moved to tighten its monetary policy by raising interest rates to ward off the threat of inflation.

Money Market Review

The economic expansion gained strength in 2004 as a depreciating dollar and a rise in the stock market overshadowed the rise in short-term interest rates. Specifically, the economy finally began producing more jobs throughout the year, as evidenced in the rising non-farm payroll reports. The average gain in jobs over rolling three-month periods rose by 50,000 in the fourth quarter of 2004 alone. In addition, stronger domestic consumer demand and an accelerating housing market contributed to the overall strength of the economy. The Fed raised the federal funds rate 25 basis points to 1.25% in June of 2004, the first such hike since 2000. The Fed kept the risk statement balanced with respect to inflation and growth, and reaffirmed its intention to tighten monetary policy at a “measured” pace. However, it also expressed a willingness to be more aggressive if warranted by inflation data. The Fed met a total of seven times in 2004 and raised the fed funds rate five times, in 25 basis point increments, ending the year at 2.25%. Most economists were optimistic on the state of the economy in 2004 as improving job growth creates income and therefore supports consumer spending.

Strategy

Taxable—The Fed went to great lengths to make its intentions more transparent to the fixed income market. As a result, interest rates moved higher even before the Fed tightenings occurred. Despite the fact that the yield curve was steeper than we had seen in years, we maintained a neutral duration throughout most of 2004, implementing a more laddered structure across most of the portfolios. With a laddered structure, the portfolio’s assets are spread out among a variety of maturity levels. This allowed us to take advantage of a steeper yield curve while still re-pricing quickly following each Fed tightening. Going forward, we will continue to look for improvement in the employment indices and economic data overall to provide us with opportunities to take advantage of a steeper yield curve. We expect to maintain a more neutral duration as we head into 2005.

Tax Exempt—The tax-exempt funds focused predominantly on the shorter end of the yield curve throughout the year. This strategy was used as light supply and a flat yield curve made it challenging to go out further on the curve. We were able to buy marginally in the 1-year sector due to increased primary note issuance in mid-year and when we saw the longer end of the curve adding value. As with the taxable market, much of the future Fed tightenings were already priced into the market. We maintained

Letter to Shareholders
(continued)

weighted average maturities in the 25-40 day range. We will look to take advantage of opportunities along the yield curve, as we believe yields will rise. In addition, we will remain watchful for interest rate policy decisions being made by the Fed in the coming months.

Summary of Financial Square Funds Institutional (“FST”) Shares* as of December 31, 2004

	Standardized	Standardized		Weighted
	7-Day	7-Day	30-Day	Avg.
Financial Square	Current	Effective	Average	Maturity
Funds	Yield	Yield	Yield	(days)

Prime Obligations	2.08%	2.10%	2.00%	39

Money Market	2.08	2.10	2.01	41

Treasury Obligations	1.83	1.85	1.87	27

Treasury Instruments	1.89	1.91	1.85	53

Government	2.02	2.04	1.95	38

Federal	2.00	2.02	1.93	37

Tax-Free Money Market	1.72	1.73	1.48	29

*	Financial Square Funds offers six separate classes of shares (Institutional, Select, Preferred, Capital, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Select, Preferred, Capital, Administration and Service Shares offer financial institutions the opportunity to receive a fee for providing administrative support. The Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, and the Service Shares pay 0.50% of the daily average net assets of each Fund. If these fees were reflected in the above performance, performance would have been reduced. From time to time Goldman Sachs Asset Management may voluntarily waive a portion of the existing service fees of the Funds. Past performance is no guarantee of future results. Yields will vary. An investment in any of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. More complete information, including management fees and expenses, is included in the Financial Square Funds’ prospectuses, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550. Goldman Sachs Financial Square FundsSM is a registered service mark of Goldman, Sachs, & Co.

Sector Allocation as of December 31, 2004 †

Taxable Funds

Security Type	Prime	Money	Treasury	Treasury
(Percentage of Portfolio)	Obligations	Market	Obligations	Instruments	Government	Federal

Bank Notes	0.1%	—	—	—	—	—

Certificates of Deposit	4.8	1.3%	—	—	—	—

Certificates of Deposit-Eurodollar	—	11.3	—	—	—	—

Certificates of Deposit-Yankeedollar	—	5.8	—	—	—	—

Commercial Paper & Corporate Obligations	32.6	41.3	—	—	—	—

Master Demand Notes	1.8	—	—	—	—	—

Medium Term Notes	0.1	—	—	—	—	—

Medium Term Notes-Eurodollar	—	0.4	—	—	—	—

Repurchase Agreements	4.0	7.8	87.8%	—	35.6%	—

Time Deposits	3.0	4.2	—	—	—	—

US Government Agency Obligations	37.2	12.8	—	—	64.4	100.0%

US Treasury Obligations	—	—	12.2	100.0%	—	—

Variable Rate Obligations	16.4	15.1	—	—	—	—

Tax Exempt Funds

Security Type	Tax-Free
(Percentage of Portfolio)	Money Market

Commercial Paper	13.8%

General Obligation Bonds	0.3

Put Bonds	0.8

Revenue Anticipation Notes	0.7

Revenue Bonds	0.3

Tax and Revenue Anticipation Notes	5.1

Tax Anticipation Notes	1.5

Variable Rate Obligations	77.5

†	The Funds are actively managed and, as such, their composition may differ over time.

In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services while seeking to provide competitive performance.

Goldman Sachs Money Market Management Team

January 19, 2005

Statement of Investments

Financial Square Prime Obligations Fund
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—32.6%
Asset Backed
Blue Ridge Asset Funding Corp.
$133,414,000	2.29%	01/07/2005	$133,363,080
90,000,000	2.20	01/18/2005	89,906,500
Chariot Funding LLC
205,546,000	2.35	01/20/2005	205,291,066
Citibank Credit Card Issuance Trust (Dakota Corp.)
353,389,000	2.31	01/14/2005	353,094,215
100,000,000	2.35	01/28/2005	99,823,750
160,000,000	2.23	02/03/2005	159,672,933
50,000,000	2.35	02/04/2005	49,889,028
100,000,000	2.31	03/09/2005	99,570,083
Clipper Receivables Co. LLC
90,000,000	2.07	01/25/2005	89,875,800
CRC Funding LLC
95,000,000	2.31	02/07/2005	94,774,952
100,000,000	2.39	03/10/2005	99,548,556
CXC, Inc.
100,000,000	1.90	02/23/2005	99,720,278
40,000,000	1.98	03/14/2005	39,841,600
Discover Card Master Trust I Series 2000-A (New Castle)
150,000,000	2.33	01/10/2005	149,912,625
85,000,000	2.01	01/12/2005	84,947,796
150,000,000	2.26	02/14/2005	149,585,667
Edison Asset Securitization Corp.
98,093,000	2.27	02/03/2005	97,888,885
110,000,000	2.00	03/07/2005	109,602,778
100,000,000	1.98	03/09/2005	99,631,500
300,000,000	2.38	03/09/2005	298,671,166
Falcon Asset Securitization Corp.
99,542,000	2.25	01/06/2005	99,510,893
60,232,000	2.35	02/01/2005	60,110,114
88,072,000	2.35	02/02/2005	87,888,027
FCAR Owner Trust Series I
195,000,000	2.26	01/04/2005	194,963,275
190,000,000	2.08	01/18/2005	189,813,378
200,000,000	2.23	01/24/2005	199,715,055
100,000,000	2.37	03/03/2005	99,598,417
Ford Credit Floor Plan Master Owner Trust A Series 2002-1
100,000,000	2.02	01/07/2005	99,966,333
110,000,000	2.02	01/12/2005	109,932,106
67,000,000	2.02	01/13/2005	66,954,887
51,000,000	2.36	01/19/2005	50,939,820
50,000,000	2.30	02/02/2005	49,897,778
100,000,000	2.25	02/09/2005	99,756,250
100,000,000	2.26	02/14/2005	99,723,777
70,000,000	2.38	02/14/2005	69,796,378
Fountain Square Commercial Funding Corp.
70,000,000	2.27	02/16/2005	69,796,961
105,000,000	2.44	03/17/2005	104,466,250
Galleon Capital Corp.
83,861,000	2.54	06/09/2005	82,920,219
Govco, Inc.
50,000,000	2.27	02/22/2005	49,836,056
62,000,000	2.38	03/07/2005	61,733,572
Jupiter Securitization Corp.
91,236,000	2.25	01/05/2005	91,213,191
20,465,000	2.36	01/05/2005	20,459,634
15,001,000	2.32	02/04/2005	14,968,131
Park Granada LLC
127,000,000	2.39	02/01/2005	126,738,627
Preferred Receivables Funding Corp.
250,000,000	2.33	01/14/2005	249,789,653
Ranger Funding Co. LLC
150,000,000	2.35	01/20/2005	149,813,958
Three Pillars Funding LLC
165,975,000	2.25	01/03/2005	165,954,253
Ticonderoga Funding LLC
286,659,000	2.31	02/07/2005	285,978,424
151,046,000	2.34	02/09/2005	150,663,098
60,366,000	2.38	03/03/2005	60,122,557
97,649,000	2.38	03/07/2005	97,229,381
Variable Funding Capital Corp.
66,586,000	2.29	01/07/2005	66,560,586
Commercial Banks
Bank of America Corp.
200,000,000	2.26	02/15/2005	199,435,000
Financial Services
General Electric Capital Corp.
105,000,000	1.75	02/01/2005	104,841,771
400,000,000	2.26	02/02/2005	399,196,445
295,000,000	2.27	02/16/2005	294,144,336

Total Commercial Paper and Corporate Obligations			$7,029,040,849

Certificates of Deposit—4.8%
Citibank, N.A.
$300,000,000	2.32%	02/25/2005	$300,000,000
Discover Bank
290,000,000	2.35	01/31/2005	290,000,000
Wells Fargo Bank
200,000,000	2.42	01/07/2005	200,000,000
235,000,000	2.36	01/21/2005	235,000,000

Total Certificates of Deposit			$1,025,000,000

Bank Note—0.1%
Wachovia Corp.
$26,330,000	7.55%	08/18/2005	$27,157,220

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Master Demand Note—1.8%
Bank of America Corp.
$390,000,000	2.39%	01/03/2005	$390,000,000

Medium Term Note—0.1%
Citigroup, Inc.
$26,000,000	6.75%	12/01/2005	$26,926,173

U.S. Government Agency Obligations—37.2%
Federal Home Loan Bank
$250,000,000	2.17%#	01/02/2005	$249,769,944
210,000,000	1.91#	01/03/2005	209,920,591
275,000,000	1.91#	01/05/2005	274,884,504
500,000,000	1.99#	01/19/2005	499,955,396
190,000,000	2.17#	02/16/2005	189,831,036
500,000	1.50	03/01/2005	500,000
375,000,000	2.41#	03/15/2005	374,981,188
400,000,000	2.45#	03/21/2005	399,982,594
28,880,000	1.40	04/01/2005	28,876,526
335,000,000	1.40	04/15/2005	334,982,648
2,100,000	1.63	04/15/2005	2,102,028
150,000,000	1.33	05/02/2005	150,000,000
50,000,000	1.50	05/04/2005	50,000,000
530,000	1.66	05/16/2005	530,000
Federal Home Loan Mortgage Corp.
909,125,000	2.00#	01/07/2005	909,125,000
245,000,000	2.16#	02/07/2005	245,000,000
50,000,000	1.88	02/22/2005	49,864,222
275,615,000	2.42#	03/09/2005	275,657,955
Federal National Mortgage Association
200,000,000	1.90#	01/03/2005	199,901,690
150,000,000	2.35#	01/18/2005	150,000,000
100,000,000	2.02#	01/28/2005	99,997,515
400,000,000	2.31#	01/29/2005	399,766,263
435,000,000	2.08#	02/07/2005	434,642,076
145,000,000	2.17#	02/11/2005	144,995,106
1,600,000	1.38	02/14/2005	1,599,953
350,000,000	2.23#	02/22/2005	349,708,012
250,000,000	1.88	02/23/2005	249,308,056
146,048,000	1.35	03/04/2005	145,708,438
330,000,000	2.31#	03/06/2005	329,864,979
175,000,000	2.00	03/09/2005	174,348,611
245,000,000	2.46	03/23/2005	243,643,925
190,750,000	2.46#	03/23/2005	190,745,585
99,000,000	2.45	03/30/2005	98,407,100
75,000,000	1.36	04/01/2005	74,745,000
50,000,000	1.36	05/03/2005	49,999,220
225,000	1.61	05/13/2005	225,000
339,200,000	2.40	10/14/2005	332,732,587
125,000,000	2.53	10/14/2005	122,487,569

Total U.S. Government Agency Obligations			$8,038,790,317

Variable Rate Obligations#—16.4%
Allstate Life Global Funding II
$50,000,000	2.39%	01/18/2005	$50,000,000
70,000,000	2.40	01/18/2005	70,000,000
American Express Centurion Bank
100,000,000	2.36	01/18/2005	99,994,244
100,000,000	2.37	01/26/2005	99,999,659
100,000,000	2.38	01/31/2005	99,991,894
American Express Credit Corp.
70,000,000	2.38	01/05/2005	70,000,000
BellSouth Telecommunications, Inc.
200,000,000	2.39	03/04/2005	200,000,000
Chase Manhattan Bank USA
1,550,000	2.34	01/11/2005	1,550,000
Citigroup, Inc.
54,500,000	2.28	02/07/2005	54,505,808
60,000,000	2.44	03/01/2005	60,024,113
General Electric Capital Corp.
156,000,000	2.46	01/10/2005	156,000,000
Hartford Life Insurance Co.†
100,000,000	2.41	01/03/2005	100,000,000
Merrill Lynch & Co., Inc.
35,000,000	2.16	01/03/2005	35,035,196
150,000,000	2.49	01/03/2005	150,175,345
100,000,000	2.12	01/04/2005	100,105,036
125,000,000	2.33	01/04/2005	125,000,000
58,700,000	2.37	01/13/2005	58,707,348
23,260,000	2.50	01/13/2005	23,365,826
150,000,000	2.38	01/21/2005	150,029,554
50,000,000	2.51	02/23/2005	50,037,340
Metropolitan Life Global Funding I
85,000,000	2.46	01/28/2005	85,000,000
Monumental Life Insurance Co.†
55,000,000	2.38	01/01/2005	55,000,000
120,000,000	2.43	01/03/2005	120,000,000
Morgan Stanley
350,000,000	2.39	01/03/2005	350,000,000
25,000,000	2.33	01/04/2005	25,000,000
150,000,000	2.46	01/27/2005	150,000,000
New York Life Insurance Co.†
50,000,000	2.04	01/01/2005	50,000,000
225,000,000	2.08	01/01/2005	225,000,000
25,000,000	2.08	01/03/2005	25,000,000
Pacific Life Insurance Co.
100,000,000	2.32	01/04/2005	100,000,000
50,000,000	2.38	01/13/2005	50,000,000
Travelers Insurance Co.†
150,000,000	2.25	01/31/2005	150,000,000
U.S. Bank N.A.
25,000,000	2.33	01/31/2005	24,997,871
Wachovia Asset Security Issuance LLC†
190,000,000	2.40	01/25/2005	190,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Prime Obligations Fund (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations# (continued)
Wells Fargo & Co.
$140,000,000	2.49%	03/17/2005	$140,011,287
42,500,000	2.58	03/29/2005	42,521,993

Total Variable Rate Obligations			$3,537,052,514

Time Deposits—3.0%
Chase Manhattan Bank USA
$500,000,000	2.19%	01/03/2005	$500,000,000
Fifth Third Bank
150,000,000	2.13	01/03/2005	149,999,999

Total Time Deposits			$649,999,999

Total Investments before Repurchase Agreements			$20,723,967,072

Repurchase Agreements-Unaffiliated Issuers^—2.6%
Joint Repurchase Agreement Account II
$119,200,000	2.28%	01/03/2005	$119,200,000
Maturity Value: $119,222,648
Citigroup Global Markets, Inc.
450,000,000	2.41	01/03/2005	450,000,000
Maturity Value: $450,090,375
Collateralized by various corporate issues, 0.00% to 8.50%, due 03/15/2007 to 08/25/2044

Total Repurchase Agreements-Unaffiliated Issuers			$569,200,000

Repurchase Agreement-Affiliated Issuers^—1.4%
Goldman, Sachs & Co.
300,000,000	2.29%	01/03/2005	300,000,000
Maturity Value: $300,057,250
Collateralized by Federal Home Loan Mortgage Corporation, 4.50% to 8.50%, due 02/01/2018 to 12/01/2034 and Federal National Mortgage Association, 4.00% to 7.00%, due 11/01/2019 to 01/01/2035

Total Investments— 100.0%			$21,593,167,072

#	Variable or floating rate security index is based on the federal funds or LIBOR rate.
^	Unless noted, all repurchase agreements were entered into on December 31, 2004.
†	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2004, these securities amounted to $915,000,000 or approximately 4.2% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II— At December 31, 2004, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $119,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Barclays Capital PLC	$350,000,000	2.28%	01/03/2005	$350,066,500

Barclays Capital PLC	400,000,000	2.30	01/03/2005	400,076,667

Bear Stearns & Co.	500,000,000	2.29	01/03/2005	500,095,417

Greenwich Capital Markets	400,000,000	2.28	01/03/2005	400,076,000

J.P. Morgan Securities, Inc.	364,100,000	2.28	01/03/2005	364,169,179

Morgan Stanley & Co.	300,000,000	2.27	01/03/2005	300,056,750

UBS Securities LLC	500,000,000	2.26	01/03/2005	500,094,166

UBS Securities LLC	250,000,000	2.28	01/03/2005	250,047,500

Westdeutsche Landesbank AG	400,000,000	2.28	01/03/2005	400,076,000

TOTAL	$3,464,100,000			$3,464,758,179

At December 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.52%, due 03/30/2006 to 08/10/2010; Federal Home Loan Mortgage Corporation, 0.00% to 11.75%, due 02/01/2005 to 11/01/2035; Federal National Mortgage Association, 0.00% to 11.00%, due 12/15/2005 to 01/01/2035 and Government National Mortgage Association, 6.00%, due 12/15/2033.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—41.3%
Asset Backed
Altitude Funding Ltd.
$33,822,000	2.28%	01/31/2005	$33,757,738
Amstel Funding Corp.
31,319,000	2.33	02/28/2005	31,201,432
75,000,000	2.49	03/29/2005	74,548,687
Atlantic Asset Securitization Corp.
33,814,000	2.30	01/18/2005	33,777,274
Cancara Asset Securitisation Ltd.
50,293,000	2.24	02/15/2005	50,152,180
Chariot Funding LLC
83,000,000	2.36	01/20/2005	82,896,619
Citibank Credit Card Issuance Trust (Dakota Corp.)
83,600,000	2.36	01/20/2005	83,495,872
Clipper Receivables Co. LLC
100,000,000	2.36	01/28/2005	99,823,000
Davis Square Funding III (Delaware) Corp.
170,000,000	2.17	02/02/2005	169,672,089
Edison Asset Securitization Corp.
70,000,000	2.00	03/07/2005	69,747,222
FCAR Owner Trust Series I
70,000,000	2.23	01/25/2005	69,895,933
100,000,000	2.37	03/04/2005	99,591,834
Ford Credit Floor Plan Master Owner Trust (Motown)
115,000,000	2.26	02/14/2005	114,682,344
Galleon Capital Corp.
85,000,000	2.34	01/12/2005	84,939,225
Gemini Securitization Corp.
100,000,000	2.07	01/26/2005	99,856,250
George Street Finance LLC
36,770,000	2.38	01/19/2005	36,726,244
126,614,000	2.37	01/28/2005	126,388,943
Grampian Funding Ltd.
200,000,000	2.28	02/02/2005	199,594,667
90,000,000	2.27	02/18/2005	89,727,600
Kittyhawk Funding Corp.
40,744,000	2.02	03/21/2005	40,563,391
Nieuw Amsterdam Receivables Corp.
160,000,000	2.26	01/04/2005	159,969,867
50,000,000	2.32	02/24/2005	49,826,000
46,298,000	2.46	03/17/2005	46,060,723
52,588,000	2.11	03/28/2005	52,322,927
20,269,000	2.58	06/08/2005	20,039,487
30,406,000	2.56	06/09/2005	30,062,210
Scaldis Capital LLC
60,000,000	2.41	02/15/2005	59,819,250
63,393,000	2.33	02/25/2005	63,167,339
Sheffield Receivables Corp.
30,000,000	2.35	01/21/2005	29,960,833
Sierra Madre Funding Ltd.
85,000,000	2.37	01/12/2005	84,938,446
Thames Asset Global Securitization I
85,000,000	2.36	01/18/2005	84,905,272
125,000,000	2.37	01/18/2005	124,860,104
Ticonderoga Funding LLC
100,000,000	2.31	02/07/2005	99,762,583
75,000,000	2.34	02/09/2005	74,809,875
Tulip Funding Corp.
144,000,000	2.25	01/03/2005	143,982,000
80,000,000	2.36	01/19/2005	79,905,600
Commercial Banks
Bank of Ireland
106,000,000	2.35	01/06/2005	105,965,403
Calyon
80,000,000	1.84	01/19/2005	79,926,400
300,000,000	2.28	02/02/2005	299,392,000
Depfa Bank PLC
50,000,000	1.99	03/14/2005	49,801,000
HBOS Treasury Services PLC
150,000,000	2.33	02/09/2005	149,621,375
Financial Services
General Electric Capital Corp.
125,000,000	1.75	02/01/2005	124,811,632
100,000,000	2.26	02/02/2005	99,799,111
Solitaire Funding LLC
47,791,000	2.24	02/14/2005	47,660,159
Insurance Carriers
ING (U.S.) Funding LLC
44,000,000	2.28	02/03/2005	43,908,040
ING America Insurance Holdings
100,000,000	2.29	02/02/2005	99,796,444
Mortgage Bank
Nationwide Building Society
125,000,000	1.90	02/25/2005	124,637,153
Transportation Services
Network Rail Finance PLC
100,000,000	2.33	02/28/2005	99,624,611

Total Commercial Paper and Corporate Obligations			$4,220,374,388

Medium-Term Note-Eurodollar#—0.4%
Bank of Western Australia Ltd.
$34,400,000	2.23%	01/25/2005	$34,402,844

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit—1.3%
Wells Fargo Bank & Co.
$85,000,000	2.35%	01/07/2005	$85,000,000
50,000,000	2.36	01/21/2005	50,000,000

Total Certificates of Deposit			$135,000,000

Certificates of Deposit-Eurodollar—11.3%
Alliance & Leicester PLC
$25,000,000	1.40%	01/13/2005	$25,000,041
27,000,000	1.42	02/02/2005	27,000,237
35,000,000	2.51	10/12/2005	35,001,346
Banco Bilbao Vizcaya Argentaria SA
235,000,000	2.07	03/21/2005	234,987,346
100,000,000	2.07	03/29/2005	100,000,000
Barclays Bank PLC
400,000,000	2.40	03/10/2005	400,000,000
HSBC Bank PLC
200,000,000	2.15	04/14/2005	199,933,251
National Australia Bank Ltd.
85,000,000	2.52	11/08/2005	85,000,000
Societe Generale
50,000,000	3.00	12/21/2005	50,000,000

Total Certificates of Deposit-Eurodollar			$1,156,922,221

Certificates of Deposit-Yankeedollar—5.8%
Bayerische Landesbank Girozentrale
$25,000,000	1.49%	05/06/2005	$24,998,719
Credit Suisse First Boston, Inc.
400,000,000	2.30	02/03/2005	400,000,000
HSH Nordbank AG
55,000,000	1.38	01/31/2005	54,999,887
Landesbank Hessen-Thueringen Girozentrale
25,000,000	1.40	02/02/2005	24,999,671
Royal Bank Canada
30,000,000	1.40	02/08/2005	30,000,000
Toronto-Dominion Bank
60,000,000	2.72	11/14/2005	59,994,818

Total Certificates of Deposit-Yankeedollar			$594,993,095

U.S. Government Agency Obligations—12.8%
Federal Home Loan Bank
$100,000,000	2.17%#	01/02/2005	$99,907,978
200,000,000	1.91#	01/05/2005	199,912,712
100,000,000	1.99#	01/19/2005	99,991,079
20,000,000	1.40	04/15/2005	19,999,202
15,000,000	1.50	05/04/2005	15,000,000
Federal Home Loan Mortgage Corp.
182,000,000	2.00#	01/07/2005	182,000,000
35,000,000	1.35	03/08/2005	34,913,375
Federal National Mortgage Association
170,000,000	1.90#	01/03/2005	169,916,437
275,000,000	2.23#	02/22/2005	274,770,581
140,000,000	2.31#	03/06/2005	139,942,718
75,000,000	2.00	03/09/2005	74,720,833

Total U.S. Government Agency Obligations			$1,311,074,915

Variable Rate Obligations#—15.1%
Allstate Life Global Funding II
$30,000,000	2.40%	01/18/2005	$30,000,000
American Express Credit Corp.
74,000,000	2.38	01/05/2005	74,043,647
90,000,000	2.43	01/31/2005	90,020,230
BNP Paribas SA
160,000,000	2.29	01/03/2005	159,989,582
Caixa Geral de Depositos SA
60,000,000	2.45	03/21/2005	59,971,983
Canadian Imperial Bank of Commerce
85,000,000	2.36	01/31/2005	84,990,503
Compass Securitization LLC
50,000,000	2.34	01/12/2005	49,998,593
60,000,000	2.36	01/17/2005	59,997,556
Credit Agricole Indosuez
50,000,000	2.30	01/03/2005	49,997,155
Depfa-Bank Europe PLC
50,000,000	2.47	03/15/2005	50,000,000
General Electric Capital Corp.
75,000,000	2.46	01/10/2005	75,000,000
HBOS Treasury Services PLC
177,000,000	2.10	01/21/2005	177,005,034
25,000,000	2.17	01/31/2005	25,010,694
75,000,000	2.39	02/21/2005	75,000,000
Metropolitan Life Global Funding I
40,000,000	2.44	01/18/2005	40,000,000
Monumental Life Insurance Co.†
80,000,000	2.43	01/03/2005	80,000,000
Morgan Stanley, Inc.
25,000,000	2.33	01/04/2005	25,000,000
Nationwide Building Society
50,000,000	2.55	03/29/2005	50,000,000
New York Life Insurance Co.†
40,000,000	2.04	01/01/2005	40,000,000
100,000,000	2.08	01/01/2005	100,000,000
25,000,000	2.08	01/03/2005	25,000,000
Rabobank Nederland
65,000,000	2.29	01/03/2005	64,995,940
Unicredito Italiano SpA
60,000,000	2.39	03/09/2005	59,975,973

Total Variable Rate Obligations			$1,545,996,890

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Time Deposits—4.2%
Deutsche Bank AG
$175,000,000	2.16%	01/03/2005	$175,000,000
Fifth Third Bank
150,000,000	2.13	01/03/2005	150,000,000
UBS AG
100,000,000	2.16	01/03/2005	100,000,000

Total Time Deposits			$425,000,000

Total Investments before Repurchase Agreements			$9,423,764,353

Repurchase Agreements^—7.8%
Joint Repurchase Agreement Account II
$425,800,000	2.28%	01/03/2005	$425,800,000
Maturity Value: $425,880,902
Citigroup Global Markets, Inc.
375,000,000	2.41	01/03/2005	375,000,000
Maturity Value: $375,075,313
Collateralized by various corporate issues, 0.00% to 8.63%, due 07/16/2007 to 12/25/2042

Total Repurchase Agreements			$800,800,000

Total Investments—100.0%			$10,224,564,353

#	Variable or floating rate security index is based on either the LIBOR or Prime lending rate.
^	Unless noted, all repurchase agreements were entered into on December 31, 2004.
†	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2004, these securities amounted to $245,000,000 or approximately 2.4% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II— At December 31, 2004, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $425,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Barclays Capital PLC	$350,000,000	2.28%	01/03/2005	$350,066,500

Barclays Capital PLC	400,000,000	2.30	01/03/2005	400,076,667

Bear Stearns & Co.	500,000,000	2.29	01/03/2005	500,095,417

Greenwich Capital Markets	400,000,000	2.28	01/03/2005	400,076,000

J.P. Morgan Securities, Inc.	364,100,000	2.28	01/03/2005	364,169,179

Morgan Stanley & Co.	300,000,000	2.27	01/03/2005	300,056,750

UBS Securities LLC	500,000,000	2.26	01/03/2005	500,094,166

UBS Securities LLC	250,000,000	2.28	01/03/2005	250,047,500

Westdeutsche Landesbank AG	400,000,000	2.28	01/03/2005	400,076,000

TOTAL	$3,464,100,000			$3,464,758,179

At December 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.52%, due 03/30/2006 to 08/10/2010; Federal Home Loan Mortgage Corporation, 0.00% to 11.75%, due 02/01/2005 to 11/01/2035; Federal National Mortgage Association, 0.00% to 11.00%, due 12/15/2005 to 01/01/2035 and Government National Mortgage Association, 6.00%, due 12/15/2033.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Obligations Fund
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—12.2%
United States Treasury Bills
$50,000,000	1.89%	03/24/2005	$49,784,750
112,000,000	2.46	06/23/2005	110,675,973
255,000,000	2.47	06/23/2005	251,977,426
United States Treasury Notes
55,000,000	1.63	04/30/2005	55,060,397
20,000,000	6.75	05/15/2005	20,383,523
123,000,000	1.88	11/30/2005	122,212,336

Total U.S. Treasury Obligations			$610,094,405

Total Investments before Repurchase Agreements			$610,094,405

Repurchase Agreements^—87.9%
Joint Repurchase Agreement Account I
$4,359,600,000	1.59%	01/03/2005	$4,359,600,000
Maturity Value: $4,360,176,194
UBS Securities LLC
50,000,000	2.31	03/17/2005	50,000,000
Maturity Value: $50,288,750
Dated: 12/17/04
Collateralized by U.S. Treasury Bond, 10.38%, due 01/15/2012

Total Repurchase Agreements			$4,409,600,000

Total Investments—100.1%			$5,019,694,405

^	Unless noted, all repurchase agreements were entered into on December 31, 2004.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account I— At December 31, 2004, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $4,359,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$300,000,000	1.45%	01/03/2005	$300,036,250

ABN AMRO, Inc.	300,000,000	1.65	01/03/2005	300,041,250

Barclays Capital PLC	300,000,000	1.75	01/03/2005	300,043,750

Bear Stearns & Co.	400,000,000	1.45	01/03/2005	400,048,333

Deutsche Bank Securities, Inc.	500,000,000	1.65	01/03/2005	500,068,750

J.P. Morgan Securities, Inc.	400,000,000	1.55	01/03/2005	400,051,667

Morgan Stanley & Co.	1,400,000,000	1.60	01/03/2005	1,400,186,667

UBS Securities LLC	1,385,600,000	1.58	01/03/2005	1,385,782,437

TOTAL	$4,985,600,000			$4,986,259,104

At December 31, 2004, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 04/14/2005 to 06/23/2005; U.S. Treasury Bonds, 9.38% to 14.00%, due 02/15/2006 to 08/15/2014; U.S. Treasury Bonds, 12.75% to 14.00%, due 01/15/2010 to 01/15/2011; U.S. Treasury Inflation Index Bonds, 0.00% to 10.75%, due 05/15/2005 to 01/15/2011; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 01/15/2005 to 11/15/2014; U.S. Treasury Notes, 1.13% to 7.50%, due 01/30/2005 to 05/15/2014; U.S. Treasury Note, 11.75%, due 01/15/2014 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 12.00%, due 01/15/2005 to 08/15/2011.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Instruments Fund
December 31, 2004

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Treasury Obligations—100.1%
United States Treasury Bills
$150,000,000	2.08	%>	01/18/2005	$149,870,000
412,000,000	2.09	>	01/18/2005	411,641,242
7,300,000	1.79		01/27/2005	7,290,563
300,000,000	1.83		01/27/2005	299,603,500
75,000,000	1.85		01/27/2005	74,843,364
107,800,000	1.70		02/03/2005	107,630,878
36,800,000	2.08		02/17/2005	36,700,068
100,000,000	2.18		03/03/2005	99,631,458
121,800,000	2.09		03/24/2005	121,220,164
150,000,000	2.12		03/24/2005	149,277,375
122,300,000	2.15		03/24/2005	121,701,324
140,700,000	2.17		03/24/2005	140,004,551
411,300,000	2.18		03/24/2005	409,259,945

Total U.S. Treasury Obligations				$2,128,674,432

Total Investments—100.1%				$2,128,674,432

>	All or portion represents a forward commitment.

Interest rates represent the annualized yield on date of purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Government Fund
December 31, 2004

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—65.6%
Federal Home Loan Bank
$50,000,000	2.17	%#	01/02/2005	$49,953,989
20,000,000	1.91	#	01/03/2005	19,992,437
50,000,000	1.91	#	01/05/2005	49,976,367
50,000,000	1.96	#	01/05/2005	49,999,973
50,000,000	1.99	#	01/19/2005	49,995,540
50,000,000	2.17	#	02/16/2005	49,955,536
20,000,000	2.41	#	03/15/2005	19,999,226
20,000,000	2.45	#	03/21/2005	19,999,901
50,000,000	2.43	#	03/28/2005	49,969,102
40,000,000	2.49	#	03/30/2005	39,999,561
20,000,000	1.40		04/01/2005	19,997,594
20,000,000	1.40		04/15/2005	19,998,917
Federal Home Loan Mortgage Corp.
50,000,000	2.00	#	01/07/2005	50,000,000
38,683,000	1.87		02/02/2005	38,618,700
50,000,000	2.09		02/04/2005	49,988,914
48,000,000	1.86		02/22/2005	47,871,040
50,000,000	1.88		02/22/2005	49,864,222
50,000,000	1.74		02/28/2005	49,859,833
25,000,000	2.42	#	03/09/2005	25,001,022
48,600,000	1.97		03/15/2005	48,405,857
21,975,000	2.00		03/15/2005	21,885,879
50,000,000	1.99		03/22/2005	49,778,889
33,780,000	2.02		03/22/2005	33,628,365
48,000,000	2.61		06/14/2005	47,429,280
Federal National Mortgage Association
25,000,000	1.90	#	01/03/2005	24,987,711
50,000,000	1.91	#	01/03/2005	49,999,932
50,000,000	2.13		01/03/2005	49,994,083
40,000,000	1.30		01/07/2005	39,991,333
240,500,000	2.23	#	01/07/2005	240,343,465
50,000,000	2.29	#	01/15/2005	49,993,530
75,000,000	2.35	#	01/18/2005	74,998,517
35,000,000	1.80		01/19/2005	34,968,500
95,000,000	1.99		01/19/2005	94,905,475
50,000,000	2.00		01/26/2005	49,930,556
75,000,000	2.02	#	01/28/2005	74,998,333
70,000,000	2.30	#	01/29/2005	69,978,007
96,500,000	2.31	#	01/29/2005	96,440,422
95,000,000	1.99		02/04/2005	94,821,453
50,000,000	2.08	#	02/06/2005	49,958,859
70,000,000	2.17	#	02/11/2005	69,997,637
30,000,000	7.13		02/15/2005	30,211,548
70,000,000	2.23	#	02/22/2005	69,941,602
50,000,000	1.33		02/23/2005	49,921,749
98,000,000	1.87		02/23/2005	97,730,201
50,000,000	2.27		02/23/2005	49,832,903
48,000,000	1.88		03/02/2005	47,849,600
100,000,000	2.31	#	03/06/2005	99,959,085
10,000,000	3.88		03/15/2005	10,051,366
34,713,000	2.44		03/23/2005	34,522,426
75,000,000	2.45		03/23/2005	74,587,406
40,000,000	2.46		03/23/2005	39,778,600
25,000,000	1.35		04/28/2005	25,000,000
50,000,000	2.25		04/29/2005	49,632,069
50,000,000	2.26		05/04/2005	49,613,917
50,000,000	2.52		06/01/2005	49,471,500
35,000,000	2.60		06/15/2005	34,582,917
50,000,000	2.66		06/29/2005	49,338,694
50,000,000	2.53		10/14/2005	48,995,028

Total U.S. Government Agency Obligations				$3,029,498,568

Total Investments before Repurchase Agreements				$3,029,498,568

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Government Fund (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements^—36.2%
C.S. First Boston LLC
$50,000,000	2.35%	01/06/2005	$50,000,000
Maturity Value: $50,045,694
Dated: 12/23/04
Collateralized by Federal Home Loan Mortgage Corporation, 4.50% to 5.50%, due 08/01/2010 to 01/01/2032 and Federal National Mortgage Association, 4.00% to 8.00%, due 03/01/2009 to 10/01/2034
Joint Repurchase Agreement Account II
1,473,900,000	2.28	01/03/2005	1,473,900,000
Maturity Value: $1,474,180,041
Merrill Lynch Government Securities, Inc.
75,000,000	2.20	1/31/2005	75,000,000
Maturity Value: $75,339,167
Dated: 11/18/04
Collateralized by Federal Home Loan Mortgage Corporation, 4.50% to 8.00%, due 05/01/2014 to 01/01/2035 and Federal National Mortgage Association, 4.50% to 8.00%, due 03/01/2014 to 09/01/2034
UBS Securities LLC
75,000,000	2.35	02/14/2005	75,000,000
Maturity Value: $75,303,542
Dated: 12/14/04
Collateralized by Federal Home Loan Mortgage Corporation, 4.00% to 7.50%, due 02/01/2008 to 10/01/2034 and Federal National Mortgage Association, 5.00% to 9.50%, due 04/01/2008 to 02/01/2034

Total Repurchase Agreements			$1,673,900,000

Total Investments—101.8%			$4,703,398,568

#	Variable or floating rate security index is based on the LIBOR rate.
^	Unless noted, all repurchase agreements were entered into on December 31, 2004.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II— At December 31, 2004, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,473,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Barclays Capital PLC	$350,000,000	2.28%	01/03/2005	$350,066,500

Barclays Capital PLC	400,000,000	2.30	01/03/2005	400,076,667

Bear Stearns & Co.	500,000,000	2.29	01/03/2005	500,095,417

Greenwich Capital Markets	400,000,000	2.28	01/03/2005	400,076,000

J.P. Morgan Securities, Inc.	364,100,000	2.28	01/03/2005	364,169,179

Morgan Stanley & Co.	300,000,000	2.27	01/03/2005	300,056,750

UBS Securities LLC	500,000,000	2.26	01/03/2005	500,094,166

UBS Securities LLC	250,000,000	2.28	01/03/2005	250,047,500

Westdeutsche Landesbank AG	400,000,000	2.28	01/03/2005	400,076,000

TOTAL	$3,464,100,000			$3,464,758,179

At December 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.52%, due 03/30/2006 to 08/10/2010; Federal Home Loan Mortgage Corporation, 0.00% to 11.75%, due 02/01/2005 to 11/01/2035; Federal National Mortgage Association, 0.00% to 11.00%, due 12/15/2005 to 01/01/2035 and Government National Mortgage Association, 6.00%, due 12/15/2033.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Federal Fund
December 31, 2004

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—99.9%
Federal Farm Credit Bank
$650,000,000	2.14	%#†	01/01/2005	$650,000,000
70,000,000	2.18	#	01/01/2005	69,983,916
120,000,000	2.10	#	01/02/2005	119,984,167
51,000,000	1.10		01/03/2005	50,996,883
70,000,000	2.16		01/03/2005	69,991,600
70,000,000	2.21	#	01/03/2005	70,000,000
42,000,000	2.25	#	01/03/2005	41,993,689
215,000,000	2.27	#	01/03/2005	214,983,196
115,000,000	2.29	#	01/03/2005	115,000,000
100,000,000	1.97		01/04/2005	99,983,583
20,000,000	2.15		01/04/2005	19,996,417
130,000,000	2.17		01/05/2005	129,968,655
70,000,000	2.00		01/06/2005	69,980,555
65,000,000	2.17		01/06/2005	64,980,410
50,000,000	2.18		01/07/2005	49,981,833
100,000,000	2.05		01/10/2005	99,948,750
20,000,000	2.17		01/10/2005	19,989,150
100,000,000	2.17		01/11/2005	99,939,722
30,000,000	2.29	#	01/12/2005	29,991,505
50,000,000	2.34	#	01/17/2005	49,993,969
105,000,000	2.35	#	01/18/2005	105,000,000
29,000,000	2.19		01/19/2005	28,968,245
45,000,000	2.01		01/21/2005	44,949,750
65,000,000	2.02		01/24/2005	64,916,114
35,715,000	2.31	#	01/24/2005	35,695,677
112,000,000	2.02		01/25/2005	111,849,173
50,000,000	2.35	#	01/25/2005	49,999,245
47,000,000	1.84		02/28/2005	46,860,671
Federal Home Loan Bank
75,000,000	2.17	#	01/02/2005	74,930,983
50,000,000	1.05		01/03/2005	49,997,083
400,000,000	1.25		01/03/2005	399,972,222
60,000,000	1.91	#	01/03/2005	59,977,312
220,000,000	1.91	#	01/05/2005	219,901,264
200,000,000	1.96	#	01/05/2005	199,999,890
314,900,000	2.19		01/05/2005	314,823,549
174,084,000	2.24		01/07/2005	174,019,154
158,181,000	2.26		01/07/2005	158,121,550
249,800,000	2.26		01/12/2005	249,627,499
45,000,000	2.26		01/14/2005	44,963,275
75,000,000	1.99	#	01/19/2005	74,993,309
46,000,000	2.14		01/19/2005	45,950,780
15,000,000	2.17		01/19/2005	14,983,763
17,200,000	2.25		01/19/2005	17,180,650
50,000,000	2.26		01/19/2005	49,943,500
75,000,000	1.98		01/21/2005	74,917,500
100,164,000	2.16		01/21/2005	100,043,887
70,000,000	2.34	#	01/25/2005	69,997,359
40,000,000	2.21		01/26/2005	39,938,611
44,650,000	1.72		02/04/2005	44,577,469
36,000,000	2.20		02/04/2005	35,925,200
31,000,000	2.22		02/04/2005	30,935,003
6,700,000	2.16		02/09/2005	6,684,322
60,000,000	2.17		02/09/2005	59,859,275
35,000,000	1.83		02/11/2005	34,926,975
17,000,000	2.17		02/11/2005	16,957,986
30,000,000	4.38		02/15/2005	30,112,216
50,000,000	1.81		02/16/2005	49,884,361
75,000,000	2.17	#	02/16/2005	74,933,304
137,930,000	2.21		02/16/2005	137,540,820
50,000,000	2.31		02/16/2005	49,852,736
34,600,000	2.30		02/18/2005	34,493,893
75,000,000	2.25		02/23/2005	74,751,563
60,000,000	1.88		02/25/2005	59,828,125
225,000,000	2.26	#	02/26/2005	224,912,815
75,000,000	1.50		03/01/2005	74,884,104
70,000,000	2.28	#	03/01/2005	69,936,137
40,000,000	1.85		03/02/2005	39,876,667
50,000,000	1.86		03/02/2005	49,845,416
20,258,000	1.94		03/02/2005	20,192,499
50,000,000	2.34		03/02/2005	49,805,000
30,000,000	1.95		03/04/2005	29,899,250
32,000,000	2.32		03/04/2005	31,872,142
20,000,000	1.88		03/09/2005	19,929,911
75,000,000	1.45		03/11/2005	74,855,939
50,000,000	1.94		03/11/2005	49,814,084
72,000,000	2.34	#	03/13/2005	71,927,694
345,000,000	2.41	#	03/15/2005	344,985,208
50,000,000	1.94		03/16/2005	49,801,125
75,000,000	2.37		03/16/2005	74,634,625
64,990,000	2.34		03/18/2005	64,668,538
207,000,000	2.45	#	03/21/2005	206,984,355
20,000,000	2.40		03/23/2005	19,892,000
71,760,000	2.40		03/28/2005	71,348,576
30,000,000	2.41		03/28/2005	29,827,427
30,000,000	2.42		03/28/2005	29,826,566
75,000,000	2.43		03/28/2005	74,564,625
75,000,000	2.43	#	03/28/2005	74,953,653
170,000,000	2.49	#	03/30/2005	169,995,597
35,000,000	1.40		04/01/2005	34,995,789
110,000,000	2.07		04/01/2005	109,430,750
35,000,000	1.40		04/15/2005	34,998,604
115,000,000	2.14		04/27/2005	114,208,864
75,000,000	2.15		04/27/2005	74,480,417
35,000,000	1.33		05/02/2005	35,000,000
74,000,000	2.25		05/04/2005	73,431,125
30,000,000	4.13		05/13/2005	30,285,773
45,000,000	2.55		06/01/2005	44,518,688
50,000,000	2.55		06/15/2005	49,415,396
41,285,000	2.38		11/04/2005	41,170,464

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
Tennessee Valley Authority
$78,000,000	2.17%	01/27/2005	$77,878,038

Total U.S. Government Agency Obligations			$8,540,521,124

Total Investments—99.9%			$8,540,521,124

#	Variable or floating rate security index is based on either LIBOR or Prime lending rate.
†	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2004, these securities amounted to $650,000,000 or approximately 7.6% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—2.4%
Alabama Housing Finance Authority MF Hsg. VRDN RB Refunding for Rime Village Huntsville Series 1996 B (FNMA) (A-1+)
$11,275,000	2.03%	01/05/2005	$11,275,000
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
4,420,000	2.00	01/06/2005	4,420,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (SouthTrust Bank SPA) (A-1/ P-1)
18,490,000	2.02	01/06/2005	18,490,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
16,300,000	2.20	01/03/2005	16,300,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E (A-1/VMIG1)
16,800,000	2.15	01/03/2005	16,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
7,000,000	2.20	01/03/2005	7,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
10,400,000	2.20	01/03/2005	10,400,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 C (A-1/VMIG1)
24,600,000	2.18	01/03/2005	24,600,000
Gadsden IDA VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
6,150,000	2.21	01/03/2005	6,150,000
Huntsville Alabama GO VRDN Warrants Series 2002 G (Regions Bank SPA) (A-1/VMIG1)
9,705,000	2.01	01/06/2005	9,705,000
Mobile City IDRB VRDN PCRB Refunding for Alabama Power Co. Series 1993 A (A-1/VMIG1)
5,100,000	2.05	01/06/2005	5,100,000
Mobile City IDRB VRDN PCRB Refunding for Alabama Power Co. Series 1994 (A-1/VMIG1)
14,100,000	2.20	01/03/2005	14,100,000
Parrish IDRB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 A (A-1/VMIG1)
20,850,000	2.20	01/03/2005	20,850,000
University of Alabama General VRDN RB Eagle Series 20040032 Class A (MBIA) (Citibank N.A. SPA) (A-1+)†
11,000,000	2.04	01/06/2005	11,000,000
University of Alabama General VRDN RB ROCS II-R-2131 Series 2004 (MBIA) (Citigroup SPA) (A-1+)†
5,250,000	2.04	01/06/2005	5,250,000
University of Alabama General VRDN RB Series 2004 C (MBIA) (Southtrust Bank N.A. SPA) (A-1/VMIG1)
12,100,000	1.99	01/06/2005	12,100,000
University of Alabama VRDN RB Series 1993 B (A-1+/VMIG1)
6,200,000	2.00	01/05/2005	6,200,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
9,400,000	2.13	01/03/2005	9,400,000

			$209,140,000

Alaska—0.5%
Alaska State Housing Finance Corp. RB for State Capital Project Series 1998 A2 (AA)
$6,485,000	5.00%	06/01/2005	$6,573,657
Alaska State Housing Finance Corp. VRDN Series 2000 B (A-1+/VMIG1)
33,300,000	2.00	01/05/2005	33,300,000

			$39,873,657

Arizona—0.6%
Arizona State Transportation Board Highway RB Series 2003 A (AAA/Aa1)
$10,000,000	6.00%	07/01/2005	$10,199,903
Arizona State Transportation Board Highway VRDN RB ROCS II-R-4003 (Citigroup SPA) (VMIG1)†
5,185,000	2.04	01/06/2005	5,185,000
Arizona State University COPS VRDN P-Floats-PT 2404 Series 2004 (AMBAC) (Merrill Lynch SPA) (A-1)†
5,525,000	2.03	01/06/2005	5,525,000
Arizona State University RB P-Floats PT 2264 Series 2004 (FSA) (Merrill Lynch SPA) (A-1)†
7,195,000	2.03	01/06/2005	7,195,000
City of Phoenix Water CP (Dexia Credit Local LOC) (A-1+)
12,000,000	1.70	01/19/2005	12,000,000
Salt River Project CP Series S-B (Bank of America/ JP Morgan Chase & Co./Citibank/Wells Fargo Bank/M&I Marshall SPA) (A-1+)
13,000,000	1.85	01/26/2005	13,000,000

			$53,104,903

California—6.4%
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area Series 2004 B (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
$40,600,000	1.94%	01/06/2005	$40,600,000
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
16,386,604	1.98	01/05/2005	16,386,604
California State Economic Recovery VRDN RB Series 2004 C12 (XLCA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
7,100,000	1.96	01/05/2005	7,100,000
California State Economic Recovery VRDN RB Series 2004 C13 (XLCA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
9,000,000	1.98	01/05/2005	9,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
California State Economic Recovery VRDN RB Series 2004 C14 (XLCA) (Depfa Bank PLC SPA) (A-1+/ VMIG1)
$61,600,000	1.95%	01/05/2005	$61,600,000
California State Economic Recovery VRDN RB Series 2004 C17 (XLCA) (Depfa Bank PLC SPA) (A-1+/ VMIG1)
9,000,000	1.98	01/05/2005	9,000,000
California State GO VRDN for Daily-Kindergarten-University Series 2004 A-2 (Citibank N.A./ California State Teachers Retirement LOC) (A-1+/ VMIG1)
22,400,000	2.20	01/03/2005	22,400,000
California State GO VRDN Series 2003 B-1 (BNP Paribas/ Bank of New York/ California State Teachers Retirement LOC) (A-1+/ VMIG1)
23,700,000	1.98	01/05/2005	23,700,000
California State RANS Series 2004 A (SP-1/ MIG1)
33,000,000	3.00	06/30/2005	33,165,975
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (A-1)
28,960,000	2.00	01/05/2005	28,960,000
California Statewide Communities Development Authority, Kaiser Permanente, VRDN RB Series 2004 M (A-1)
15,900,000	2.00	01/05/2005	15,900,000
Clovis Unified School District TRANS Series 2004 (SP-1+)
25,500,000	2.50	06/30/2005	25,611,345
Fresno California VRDN RB for Trinity Health Credit Series 2000 C (JP Morgan Chase & Co./Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
9,600,000	1.96	01/06/2005	9,600,000
Los Angeles California Municipal Improvement Corp. P-Float-PT 1405 Series 2002 (MBIA) (Merrill Lynch SPA) (A-1)†
10,605,000	2.01	01/06/2005	10,605,000
Los Angeles California VRDN RB P-Floats-PT 1475 Series 2002 (MBIA) (Merrill Lynch SPA) (A-1)†
13,635,000	2.01	01/06/2005	13,635,000
Los Angeles California Water & Power VRDN RB for Power System Subseries 2002 A-2 (Bayerische Landesbank/ Dexia Credit Local/ JP Morgan Chase & Co./Westdeutsche Landesbank/ BNP Paribas SPA) (A-1+/ VMIG1)
5,000,000	1.95	01/06/2005	5,000,000
Los Angeles California Water & Power VRDN RB for Power System Subseries 2002 A-7 (Bayerische Landesbank/Dexia Credit Local/ JP Morgan Chase & Co./Westdeutsche Landesbank/ BNP Paribas SPA) (A-1+/ VMIG1)
38,200,000	1.96	01/06/2005	38,200,000
Los Angeles California Water & Power VRDN RB for Power System Subseries 2002 A-8 (Bayerische Landesbank/ Dexia Credit Local/ JP Morgan Chase & Co./Westdeutsche Landesbank/ BNP Paribas SPA) (A-1+/ VMIG1)
6,400,000	1.97	01/06/2005	6,400,000
Los Angeles Unified School District GO VRDN Merlots Series 2003 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)†
6,225,000	2.03	01/05/2005	6,225,000
Los Angeles Waste Water System CP (State Street Corp./ Westdeutsche Landesbank/ California State SPA) (SP-1+)
5,000,000	1.72	01/14/2005	5,000,000
Metropolitan Water District Southern California VRDN RB Refunding Series 2001 B1 (Dexia Credit Local SPA) (A-1+/ VMIG1)
7,500,000	1.95	01/06/2005	7,500,000
Metropolitan Water District Southern California Waterworks VRDN RB Adjustable Authorization RB Series 1998 B (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
5,900,000	1.95	01/06/2005	5,900,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 1996 A (AMBAC) (Lloyds TSB Bank PLC SPA) (A-1+/ VMIG1)
3,100,000	1.95	01/06/2005	3,100,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2003 C-1 (Dexia Credit Local SPA) (A-1+/ VMIG1)
23,300,000	1.92	01/06/2005	23,300,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2003 C-2 (Dexia Credit Local SPA) (A-1+/ VMIG1)
10,000,000	1.95	01/06/2005	10,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2004 A-1 (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
4,000,000	1.95	01/06/2005	4,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2004 C (Dexia Credit Local SPA) (A-1+/ VMIG1)
50,000,000	1.96	01/06/2005	50,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-2 (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
11,000,000	1.95	01/05/2005	11,000,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A-1+/ VMIG1)
10,100,000	2.04	01/05/2005	10,100,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 B (A-1+/ VMIG1)
9,900,000	2.04	01/05/2005	9,900,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 C (A-1+/ VMIG1)
6,000,000	2.04	01/05/2005	6,000,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1992 (Bank of America SPA) (A-1+/ VMIG1)
18,730,000	2.18	01/03/2005	18,730,000
Sacramento County TRANS Series 2004 A (SP-1+/ MIG1)
6,900,000	3.00	07/11/2005	6,947,936

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
San Diego Transportation Commission CP (JP Morgan Chase & Co. SPA) (A-1+)
$12,000,000	1.90%	01/13/2005	$12,000,000

			$566,566,860

Colorado—2.6%
Adams & Arapahoe Countys School District NOO 28J Aurora GO VRDN ROCS II-R-2015 (FSA) (Citigroup SPA) (VMIG1)†
$5,350,000	2.03%	01/06/2005	$5,350,000
Arapahoe County Multifamily VRDN RB Refunding for Rent Housing-Hunters Run Series 2001 (FHLMC) (A-1+)
7,030,000	2.00	01/06/2005	7,030,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2002 B (JP Morgan Chase Bank SPA) (A-1+/ VMIG1)
8,500,000	2.00	01/05/2005	8,500,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/ VMIG1)
18,000,000	1.95 >	01/05/2005	18,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-3 (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
21,000,000	2.00	01/05/2005	21,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
40,000,000	1.95	01/05/2005	40,000,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Series 2002 (A-1+/ VMIG1)
16,800,000	2.00	01/05/2005	16,800,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Series 2003 A (A-1+/ VMIG1)
20,000,000	2.00	01/05/2005	20,000,000
Colorado Springs Utilities VRDN RB Sub Lien Series 2000 A (Bayerische Landesbank SPA) (A-1+/ VMIG1)
23,000,000	1.95 >	01/06/2005	23,000,000
Colorado State General Fund TRANS Series 2004 (SP-1+/ MIG1)
18,500,000	3.00	06/27/2005	18,623,522
Denver City & County VRDN COPS Refunding for Wellington Series 2003 E Web-C3 (AMBAC) (Dexia Credit Local SPA) (A-1+/ VMIG1)
5,000,000	2.00	01/05/2005	5,000,000
Northern Water Conservancy District COPS VRDN P-Floats-PT 1395 (MBIA) (Merrill Lynch SPA) (A-1)†
5,120,000	2.03	01/06/2005	5,120,000
Platte River Power Authority Electric VRDN RB Sub Lien Series 1993 S-1 (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
13,200,000	1.98	01/05/2005	13,200,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 1413 Series 2002 (Merrill Lynch SPA) (A-1)†
7,245,000	2.03	01/06/2005	7,245,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 2184 Series 2004 (AMBAC) (Merrill Lynch SPA) (F-1+)†
17,165,000	2.03	01/06/2005	17,165,000

			$226,033,522

Connecticut—0.2%
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle Series 20026027 Class A (Citibank SPA) (A-1+)†
$8,500,000	2.04%	01/06/2005	$8,500,000
Connecticut State P-Float-PT 1409 Series 2002 (Merrill Lynch SPA) (A-1)†
12,390,000	2.00	01/06/2005	12,390,000

			$20,890,000

Delaware—0.1%
Delaware State GO Series 2003 C (AAA)
$9,000,000	6.00%	07/01/2005	$9,179,912

Florida—4.4%
Broward County GO Float-PT 2138 Series 2004 (Merrill Lynch SPA) (A-1)†
$7,040,000	2.02%	01/06/2005	$7,040,000
Broward County MF Hsg. VRDN RB for Island Club Apartments Series 2001 A (FHLMC) (A-1+)
6,335,000	1.99	01/06/2005	6,335,000
Broward County MF Hsg. VRDN RB for Landings of Inverrary Apartments Series 1985 (FNMA) (VMIG1)
9,600,000	1.99	01/06/2005	9,600,000
Broward County MF Hsg. VRDN RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
6,000,000	1.99	01/06/2005	6,000,000
Eagle Tax Exempt Trust GO VRDN Weekly Participation Certificate State of Florida Board of Education 20026006 B (MBIA)(Citibank SPA) (A-1)†
7,880,000	2.02	01/06/2005	7,880,000
Florida Board of Education Eagle Tax-Exempt Trust Series 20010901 (Citibank SPA) (A-1)†
26,850,000	2.02	01/06/2005	26,850,000
Florida Board of Education Eagle Tax-Exempt Trust Series 20010906 Class A COPS (FGIC) (Citibank SPA) (A-1+)†
1,500,000	2.02	01/06/2005	1,500,000
Florida Department of Transportation Eagle Tax-Exempt Trust Series 96C 0903 (Citibank SPA) (A-1)†
24,750,000	2.02	01/06/2005	24,750,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Florida Local Government Pooled CP Notes (Wachovia Bank N.A. LOC) (A-1)
$6,130,000	1.83%	01/12/2005	$6,130,000
Florida State Board of Education Public Education VRDN P-Floats-PT 1465 Series 2002 (Merrill Lynch SPA) (A-1)†
8,505,000	2.02	01/06/2005	8,505,000
Florida State Board of Education VRDN RB for Lottery P-Floats-PT-2036 Series 2003 (MBIA) (Merrill Lynch SPA) (F-1+)†
8,160,000	2.02	01/06/2005	8,160,000
Florida State Turnpike Authority VRDN RB P-Floats-PA 1279 Series 2004 (Merrill Lynch SPA) (F-1+)†
5,000,000	2.03	01/06/2005	5,000,000
Florida State Turnpike Authority VRDN RB P-Floats-PT 1944 Series 2003 (AMBAC) (Merrill Lynch SPA) (F-1+)†
14,975,000	2.02	01/06/2005	14,975,000
Jackson County VRDN PCRB RB Refunding for Gulf Power Co. Project Series 1997 (A-1/ VMIG1)
1,930,000	2.27	01/03/2005	1,930,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank SPA) (A-1+)
25,000,000	1.90	03/03/2005	25,000,000
Jacksonville Electric Authority CP Series 2001 C (Dexia Credit Local SPA) (A-1+)
25,000,000	1.78	01/12/2005	25,000,000
Jacksonville Electric Authority CP Notes Series C-1 (JP Morgan Chase & Co. SPA) (A-1+)
70,000,000	1.70	01/18/2005	70,000,000
Jacksonville Electric Authority VRDN RB Subordinated Electric System Series 2001 B (Bank of America SPA) (A-1/ VMIG1)
30,100,000	2.20	01/03/2005	30,100,000
Jacksonville Health Facilities CP Series 2001 A (A-1+)
13,000,000	1.75	01/11/2005	13,000,000
Kissimmee Utility Authority CP (JP Morgan Chase & Co. SPA) (A-1)
14,000,000	1.68	01/12/2005	14,000,000
Miami Dade County School Board VRDN COPS ROCS II-R-5004 Series 2003 (FGIC) (Citigroup SPA) (VMIG1)†
6,305,000	2.02	01/06/2005	6,305,000
Miami Dade County School District TANS Series 2004 (MIG1)
32,500,000	2.75	06/28/2005	32,695,220
Orange County Florida Educational Facilities Authority Educational Facilities VRDN RB for Rollins College Project Series 2001 (Bank of America LOC) (VMIG1)
1,750,000	2.22	01/03/2005	1,750,000
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 A (Bayerische Landesbank SPA) (A-1+/ VMIG1)
12,200,000	1.95	01/05/2005	12,200,000
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 B (Suntrust Bank SPA) (A-1+/ VMIG1)
15,500,000	1.88	01/05/2005	15,500,000
Sunshine State CP Series F (AMBAC) (Depfa Bank PLC SPA) (A-1+)
4,810,000	1.88	01/14/2005	4,810,000

			$385,015,220

Georgia—3.0%
Albany Dougherty County Hospital Authority VRDN RB Revenue Anticipation Certificates for Phoebe Hospital Series 2002 (AMBAC) (Regions Bank SPA) (VMIG1)
$12,500,000	2.16%	01/03/2005	$12,500,000
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Series 1991 (VMIG1)
2,120,000	2.27	01/03/2005	2,120,000
Appling County Development Authority VRDN PCRB for Georgia Power Co. Pollution Hatch Project Series 1997 (A-1/ VMIG1)
16,600,000	2.22	01/03/2005	16,600,000
Atlanta Airport VRDN RB Refunding for RF-C-2 General Series 2003 (MBIA) (Wachovia Bank N.A. SPA) (A-1/ VMIG1)
15,800,000	1.99	01/06/2005	15,800,000
Atlanta GO VRDN ROCS II-R-2166 Series 2004 (MBIA) (Citigroup SPA) (A-1+)†
5,705,000	2.06	01/06/2005	5,705,000
Burke County IDA VRDN PCRB for Oglethorpe Power Corp. Series 1994 A (FGIC) (Dexia Credit Local SPA) (A-1+/ VMIG1)
31,334,000	2.00	01/05/2005	31,334,000
Cobb County IDA VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
8,330,000	2.22	01/03/2005	8,330,000
Dekalb County Hospital Authority VRDN Anticipation Certificates for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
5,775,000	2.00	01/05/2005	5,775,000
Dekalb County Hospital Authority VRDN Anticipation Certificates for Dekalb Medical Center, Inc. Series 2003 B (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
26,355,000	1.99	01/06/2005	26,355,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Children’s Health Care System Project Series 1998 B (Suntrust Bank LOC) (VMIG1)†
10,215,000	1.98	01/05/2005	10,215,000
Fulco Hospital Authority VRDN Revenue Anticipation Certificates for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/ VMIG1)
29,315,000	2.00	01/05/2005	29,315,000
Georgia Municipal Electric Authority Power VRDN RB P-Floats-PT 2154 (FSA) (Merrill Lynch SPA) (F-1+)†
4,980,000	2.03	01/06/2005	4,980,000
Georgia State GO VRDN Eagle Tax-Exempt Trust Series 20041004 Class A (Citibank N.A. SPA) (A-1+)†
6,000,000	2.04	01/06/2005	6,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Georgia State GO VRDN P-Float-PT 2228 Series 2004 (Merrill Lynch SPA) (F-1+)†
$5,105,000	2.02%	01/06/2005	$5,105,000
Georgia State Road & Thruway Authority VRDN RB P-Float-PT 1501 Series 2002 (Merrill Lynch SPA) (A-1)†
21,805,000	2.01	01/06/2005	21,805,000
Metropolitan Atlanta Rapid Transit Authority CP Series 2004 (Dexia Credit Local LOC) (A-1+)
9,000,000	1.69	01/20/2005	9,000,000
Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax VRDN RB Eagle Class Series 20026022 (Citibank SPA) (A-1+)†
14,760,000	2.04	01/06/2005	14,760,000
Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax VRDN RB Series 2000 B (Westdeutsche Landesbank/ Bayerische Landesbank LOC) (A-1+/ VMIG1)
11,900,000	1.97	01/05/2005	11,900,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank/Wachovia Bank N.A./ Westdeutsche Landesbank LOC) (A-1+)
9,000,000	1.90	04/18/2005	9,000,000
Municipal Electric Authority of Georgia VRDN RB Sub-General Series 1985 C (Bayerische Landesbank LOC) (A-1/ VMIG1)
10,000,000	1.96	01/05/2005	10,000,000
Putnam County Development Authority VRDN PCRB for Georgia Power Co. Pollution Branch Project Series 1998 (A-1)
8,725,000	2.22	01/03/2005	8,725,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/ VMIG1)
2,785,000	2.22	01/03/2005	2,785,000

			$268,109,000

Hawaii—0.1%
Honolulu Hawaii City & County GO VRDN Eagle Series 20041012 Class A (MBIA-IBC) (Citibank N.A. SPA) (A-1+)†
$6,000,000	2.04%	01/06/2005	$6,000,000

Illinois—9.2%
Chicago Illinois GO Eagle Tax-Exempt Trust VRDN Series 20011301 Class A (FGIC) (Citibank SPA) (A-1)†
$8,910,000	2.04%	01/06/2005	$8,910,000
Chicago Illinois GO VRDN Floats-PT-2360 Series 2004 (FSA) (Merrill Lynch SPA) (F-1+)†
5,570,000	2.03	01/06/2005	5,570,000
Chicago Illinois GO VRDN for Neighborhoods Alive 21-B (MBIA) (Lloyds TSB Bank PLC SPA) (A-1+/ VMIG1)
51,800,000	1.97	01/06/2005	51,800,000
Chicago Illinois GO VRDN Merlots Series 2000 WWW (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)†
4,000,000	2.06	01/05/2005	4,000,000
Chicago Illinois GO VRDN Merlots Series 2004 B-24 (FSA) (Wachovia Bank N.A. SPA) (A-1)†
4,975,000	2.04	01/05/2005	4,975,000
Chicago Illinois GO VRDN Series 2002 B (FGIC) (Landesbank-Baden Wurttemberg SPA) (A-1+/ VMIG1)
14,000,000	2.00	01/06/2005	14,000,000
Chicago Illinois Merlots VRDN Series 2000 A43 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)†
8,255,000	2.06	01/05/2005	8,255,000
Chicago Illinois Metropolitan Water Reclamation District GO VRDN for Capital Improvement Series 2003 E (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
35,670,000	1.97	01/05/2005	35,670,000
Chicago Illinois Metropolitan Water Reclamation District GO VRDN Refunding Series 2002 A (Bank of America/ Lloyds TSB Bank PLC SPA) (A-1+/ VMIG1)
9,600,000	1.97	01/05/2005	9,600,000
Chicago Illinois Wastewater Transmission VRDN RB Merlots Series 2001 A125 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
3,975,000	2.06	01/05/2005	3,975,000
City of Chicago Board of Education GO VRDN Series 2000 D (FSA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
22,100,000	2.00	01/06/2005	22,100,000
Cook County Illinois GO VRDN P-Floats-PT 1522 Series 2002 (AMBAC) (Merrill Lynch SPA) (A-1)†
8,825,000	2.03	01/06/2005	8,825,000
Cook County Illinois VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
60,000,000	2.02	01/05/2005	60,000,000
Du Page County Illinois GO VRDN Community Unit School District No. 200 Wheaton ROCS II-R-2048 (FSA) (Citigroup SPA) (VMIG1)†
5,225,000	2.04	01/06/2005	5,225,000
Evanston GO VRDN Capital Improvement Project Series 2000 D (Bank of America SPA) (VMIG1)
4,500,000	2.00	01/06/2005	4,500,000
Evanston GO VRDN Maple Street Project Series 2000 A (Bank of America SPA) (VMIG1)
14,500,000	2.00	01/06/2005	14,500,000
Evanston GO VRDN Recreation Center Project Series 2000 C (Bank of America SPA) (VMIG1)
5,400,000	2.00	01/06/2005	5,400,000
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
5,820,000	2.00	01/06/2005	5,820,000
Illinois Educational Facilities Authority VRDN RB for Adjusted University of Chicago Series 2003 B (A-1+/ VMIG1)
39,000,000	1.98	01/06/2005	39,000,000
Illinois Educational Facilities Authority VRDN RB for ROCS II-R-4543 Series 2003 (Citigroup SPA) (A-1+)†
5,565,000	2.04	01/06/2005	5,565,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois Educational Facilities Authority VRDN RB ROCS II-R-325 Series 2004 (Citigroup SPA) (VMIG1)†
$20,480,000	2.06%	01/06/2005	$20,480,000
Illinois Finance Authority VRDN RB for Adjusted Northwestern University Subseries 2004 B (A-1+/ VMIG1)
14,900,000	1.97	01/05/2005	14,900,000
Illinois Finance Authority VRDN RB for Adjusted University of Chicago Series 2004 B (A-1+/ VMIG1)
8,000,000	1.98	01/06/2005	8,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Subseries 2004 B-1 (Bank of Nova Scotia SPA) (A-1+/ VMIG1)
6,200,000	2.19	01/03/2005	6,200,000
Illinois Health Evanston Hospital CP Series S-A (A-1+)
17,000,000	1.70	02/24/2005	17,000,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One, N.A. LOC) (A-1+/ VMIG1)
39,600,000	2.00	01/05/2005	39,600,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 D (Bank One, N.A. LOC) (A-1+/ VMIG1)
36,225,000	2.00	01/05/2005	36,225,000
Illinois Health Facilities Authority VRDN RB for Herman M Finch University (Bank One, N.A. SPA) (A-1+/ VMIG1)
9,500,000	1.98	01/05/2005	9,500,000
Illinois Health Facilities Authority VRDN RB for Little Company of Mary Hospital Series 2001 (U.S. Bank NA LOC) (A-1+)
24,000,000	2.02	01/06/2005	24,000,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 2002 C (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
29,500,000	2.20	01/03/2005	29,500,000
Illinois Health Facilities Authority VRDN RB for Resurrection Health Series 1999 B (FSA) (Lasalle Bank, N.A. SPA) (A-1/ VMIG1)
55,250,000	2.00	01/05/2005	55,250,000
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (Lasalle Bank N.A. LOC) (A-1/ VMIG1)
10,000,000	2.00	01/06/2005	10,000,000
Illinois State GO Eagle Tax-Exempt Trust Series 95C 1305 Class A COPS (FGIC) (Citibank SPA) (VMIG1)†
14,850,000	2.04	01/06/2005	14,850,000
Illinois State GO Eagle Tax-Exempt Trust VRDN Series 96C 1301 (Citibank SPA) (A-1)†
5,000,000	2.04	01/06/2005	5,000,000
Illinois State GO VRDN P-Floats-PT 1882 Series 2003 (MBIA) (Merrill Lynch SPA) (F-1+)†
10,290,000	2.03	01/06/2005	10,290,000
Illinois State GO VRDN P-Floats-PT 1975 Series 2003 (FGIC) (Merrill Lynch SPA) (A-1)†
4,070,000	2.03	01/06/2005	4,070,000
Illinois State GO VRDN P-Floats-PT 2009 Series 2003 (FSA) (Merrill Lynch SPA) (A-1)†
5,365,000	2.03	01/06/2005	5,365,000
Illinois State GO VRDN P-Floats-PT 2131 Series 2004 (Merrill Lynch SPA) (F-1+)†
7,755,000	2.03	01/06/2005	7,755,000
Illinois State GO VRDN ROCS II-R-4529 Series 2003 (MBIA) (Citigroup SPA) (A-1+)*
7,005,000	1.70	08/04/2005	7,005,000
Illinois State GO VRDN ROCS II-R-4536 Series 2003 (Citigroup SPA) (A-1+)†
5,470,000	2.04	01/06/2005	5,470,000
Illinois State GO VRDN ROCS Series II-R-1007 (MBIA) (Citigroup SPA) (VMIG1)†
11,690,000	2.04	01/06/2005	11,690,000
Illinois State Sales Tax Revenue P-Float-PT 1929 Series 2003 (Merrill Lynch SPA) (A-1+)†
3,970,000	2.03	01/06/2005	3,970,000
Illinois State Sales Tax Revenue VRDN Merlots Series 2001 A102 (Wachovia Bank N.A. SPA) (A-1+)†
20,520,000	2.06	01/05/2005	20,520,000
Illinois State Toll Highway Authority Toll Highway Priority VRDN RB Adjusted Refunding Series 1993 B (MBIA) (Societe Generale LOC) (A-1+/ VMIG1)
11,100,000	1.96	01/05/2005	11,100,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Floater-PT 1450 Series 2002 (MBIA) (Merrill Lynch SPA) (A-1)†
7,830,000	2.03	01/06/2005	7,830,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Floating Rate Receipts Series 2003 (MBIA) (Societe Generale SPA) (A-1+)†
17,500,000	2.03	01/06/2005	17,500,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax VRDN RB Eagle Series 20040030 Class A (MBIA) (Citibank N.A. SPA) (A-1+)†
6,500,000	2.04	01/06/2005	6,500,000
Metropolitan Pier Eagle Tax-Exempt Trust Series 20001307 Class A (FGIC) (Citibank SPA) (A-1)†
19,205,000	2.04	01/06/2005	19,205,000
Regional Transportation Authority GO VRDN Floater-PT-2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1)†
14,960,000	2.03	01/06/2005	14,960,000
Regional Transportation Authority GO VRDN Merlots Series 2001 A48 (FSA) (Wachovia Bank N.A. SPA) (A-1+)†
4,945,000	2.06	01/05/2005	4,945,000
Regional Transportation Authority VRDN RB Merlots Series 2003 B15 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
12,945,000	2.06	01/05/2005	12,945,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Regional Transportation Authority VRDN RB P-Floats-PT 2398 Series 2004 (FSA) (Dexia Credit Local SPA) (F-1+)†
$32,000,000	2.03%	01/06/2005	$32,000,000
Regional Transportation Authority VRDN RB P-Floats-PT 2424 Series 2004 (FSA) (Merrill Lynch SPA) (F-1+)†
4,500,000	2.03	01/06/2005	4,500,000

			$815,815,000

Indiana—1.0%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN AMRO SPA) (F-1+)†
$19,560,000	2.04%	01/05/2005	$19,560,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN AMRO Bank N.V. SPA) (F-1+)†
7,020,000	2.04	01/05/2005	7,020,000
Indiana Bond Bank VRDN RB ROCS II-R-1065 Series 2004 (Citigroup SPA) (A-1+)†
5,350,000	2.04	01/06/2005	5,350,000
Indiana TFA Eagle Tax-Exempt Trust Series 20001401 (Citibank SPA) (A-1)†
19,800,000	2.04	01/06/2005	19,800,000
Indiana TFA Eagle Tax-Exempt Trust Series 200011401 Class A (Citibank SPA) (A-1)†
12,915,000	2.04	01/06/2005	12,915,000
Indiana TFA Highway VRDN RB Floaters Series 2004 942 D (FGIC) (Morgan Stanley SPA) (F-1+)†
4,350,000	2.03	01/06/2005	4,350,000
Indiana TFA Highway VRDN RB P-Floats-PT 2262 Series 2004 (FGIC) (Merrill Lynch SPA) (F-1+)†
5,170,000	2.03	01/06/2005	5,170,000
Indianapolis Bond Bank Eagle Tax-Exempt Trust Series 20021401 Class A (Citibank SPA) (A-1)†
18,165,000	2.04	01/06/2005	18,165,000

			$92,330,000

Iowa—0.2%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/ VMIG1)
$2,400,000	2.05%	01/05/2005	$2,400,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (VMIG1)
12,500,000	1.97	01/06/2005	12,500,000

			$14,900,000

Kansas—0.3%
Kansas State Department of Transportation Highway VRDN RB for Adjusted Refunding Series 2002 C-1 (Westdeutsche Landesbank/ Dexia Credit Local SPA) (A-1+/ VMIG1)
$17,190,000	1.95%	01/06/2005	$17,190,000
Kansas State Department of Transportation Highway VRDN RB Series 2000 C-2 (Kansas State LOC) (A-1+/ VMIG1)
10,500,000	1.97	01/05/2005	10,500,000

			$27,690,000

Kentucky—1.4%
Kentucky Asset/ Liability Commission General Fund TRANS Series 2004 A (SP-1+/ MIG1)
$84,800,000	3.00%	06/29/2005	$85,338,726
Kentucky Association of Counties Advance Revenue COPS TRANS Series 2004 A (Bank One, N.A. LOC) (SP-1+)
23,500,000	3.00	06/30/2005	23,650,374
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Series 2004 C (A-1+/ VMIG1)
12,500,000	2.00	01/05/2005	12,500,000
Louisville & Jefferson County Eagle Tax-Exempt Trust Series 20011701 Class A COPS (MBIA) (Citibank SPA) (A-1)†
2,500,000	2.04	01/06/2005	2,500,000

			$123,989,100

Louisiana—1.9%
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1992 A Loop LLC (Suntrust Bank Nashville LOC) (A-1+/ VMIG1)
$15,550,000	2.00%	01/05/2005	$15,550,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port Series 2003 A Loop LLC Project (Suntrust Bank LOC) (A-1+)
16,200,000	2.22	01/03/2005	16,200,000
New Orleans Aviation Board RB Refunding Series 1995 A (MBIA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
8,970,000	2.00	01/05/2005	8,970,000
New Orleans Aviation Board VRDN Refunding Series 1993 B (MBIA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
87,835,000	2.00	01/05/2005	87,835,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
19,500,000	1.95	01/05/2005	19,500,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P-1)
16,600,000	1.95	01/05/2005	16,600,000

			$164,655,000

Maine—0.0%
Maine State GO Bonds General Purpose Series 2004 (AA+)
$4,000,000	2.00%	01/15/2005	$4,001,249

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Maryland—0.9%
John Hopkins University Health System CP Series A (Bank of America SPA) (A-1+)
$20,000,000	1.82%	02/11/2005	$20,000,000
5,000,000	1.86	02/15/2005	5,000,000
John Hopkins University Health System CP Series B (A-1+)
16,100,000	1.70	01/11/2005	16,100,000
Maryland Health John Hopkins University CP Series B (Wachovia Bank N.A. SPA) (A-1+)
3,525,000	1.66	01/05/2005	3,525,000
Maryland State Department of Transportation VRDN RB P-Floats-PA 1259 Series 2004 (Merrill Lynch SPA) (F-1+)†
11,100,000	2.03	01/06/2005	11,100,000
Montgomery County CP Series 2002 (Toronto-Dominion SPA) (A-1+)
5,000,000	1.85	01/27/2005	5,000,000
10,000,000	1.75	02/11/2005	10,000,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch SPA) (A-1)†
4,930,000	2.03	01/06/2005	4,930,000

			$75,655,000

Massachusetts—6.8%
Massachusetts Bay Transport Authority GO VRDN General Transportation System (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
$79,350,000	1.95%	01/05/2005	$79,350,000
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2004 B (Wachovia Bank N.A. SPA) (A-1+)†
4,465,000	2.05	01/05/2005	4,465,000
Massachusetts Development Finance Agency VRDN RB Refunding for Phillips Academy (Bank of New York SPA) (A-1+/ VMIG1)
32,910,000	1.97	01/06/2005	32,910,000
Massachusetts GO VRDN Refunding Series 1998 A (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
105,800,000	1.95	01/06/2005	105,800,000
Massachusetts GO VRDN Series 1998 B (Depfa Bank PLC SPA) (A-1+/ VMIG1)
117,960,000	1.95	01/06/2005	117,960,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Capital Asset Program Series 1985 E (Fleet National Bank LOC) (VMIG1)
34,000,000	2.15	01/03/2005	34,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-4 (Bank One, N.A. SPA) (A-1+/ VMIG1)
33,900,000	1.95	01/06/2005	33,900,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-5 (A-1+/ VMIG1)
7,885,000	2.18	01/03/2005	7,885,000
Massachusetts Health Harvard University CP Series EE (A-1+)
9,550,000	1.40	02/07/2005	9,550,000
16,439,000	1.75	02/14/2005	16,439,000
Massachusetts Housing Finance Agency VRDN RB Series 2003 F (FSA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
21,200,000	1.95	01/05/2005	21,200,000
Massachusetts Housing Finance Agency VRDN RB Series 2003 G (HSBC Bank PLC SPA) (A-1+/ VMIG1)
36,215,000	1.95	01/05/2005	36,215,000
Massachusetts State GO VRDN Merlots Series 2002 A63 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)†
12,745,000	2.05	01/05/2005	12,745,000
Massachusetts State GO VRDN Merlots Series 2004 B03 (AMBAC) (FSA) (MBIA) (Wachovia Bank N.A. SPA) (A-1)†
29,975,000	2.05	01/05/2005	29,975,000
Massachusetts State GO VRDN Merlots Series 2004 B12 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)†
8,985,000	2.05	01/05/2005	8,985,000
Massachusetts State GO VRDN Merlots Series 2004 C42 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)†
5,400,000	2.05	01/05/2005	5,400,000
Massachusetts State GO VRDN Merlots Series 2004 C44 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
9,400,000	2.03	01/05/2005	9,400,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Merlots Series 2004 A14 (Wachovia Bank N.A. SPA) (VMIG1)†
6,245,000	2.05	01/05/2005	6,245,000
Massachusetts State Special Obligation Dedicated Tax VRDN RB Merlots Series 2004 B19 (FGIC) (Wachovia Bank N.A. SPA) (A-1)†
9,935,000	2.05	01/05/2005	9,935,000
Massachusetts Water Resources Authority CP Series S-94 (Bayerische Landesbank LOC) (A-1+)
13,700,000	1.70	01/13/2005	13,700,000
8,500,000	1.85	03/11/2005	8,500,000

			$604,559,000

Michigan—4.7%
Detroit Water Supply System VRDN RB Refunding Second Lien Series 2004 A (MBIA) (Dexia Credit Local SPA) (VMIG1)
$35,000,000	2.01%	01/06/2005	$35,000,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2003 D (MBIA) (Bank One, N.A. SPA) (A-1+/ VMIG1)
15,000,000	2.00	01/05/2005	15,000,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2004 B (MBIA) (Dexia Credit Local SPA) (VMIG1)
15,000,000	2.01	01/06/2005	15,000,000
Michigan Building Authority Eagle Tax-Exempt Trust Series 20012204 Class A (Citibank SPA) (A-1)†
16,000,000	2.04	01/06/2005	16,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan (continued)
Michigan Municipal Bond Authority Revenue Notes Series 2004 B-1 (SP-1+)
$18,260,000	3.00%	08/19/2005	$18,424,184
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (Merrill Lynch SPA) (A-1+)†
8,750,000	2.02	01/06/2005	8,750,000
Michigan State Building Authority VRDN RB P-Floats-PT 398 Series 2000 (BNP Paribas SPA) (A-1+)†
6,605,000	2.02	01/06/2005	6,605,000
Michigan State GO Series 2004 (SP-1+/ MIG1)
35,000,000	3.50	09/30/2005	35,384,767
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Series 2000 E (AMBAC) (Bank One, N.A. SPA) (A-1+)
82,300,000	2.00	01/06/2005	82,300,000
Michigan State Trunk Line Fund Series 1998 A-Eagle Tax-Exempt Trust Series 982202 Class A (Citibank SPA) (A-1)†
30,165,000	2.04	01/06/2005	30,165,000
Michigan State University VRDN RB General Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
4,400,000	1.95	01/05/2005	4,400,000
State of Michigan CP Series 2004 A (A-1+)
55,000,000	2.20	10/05/2005	55,000,000
University of Michigan Regents CP Series F (A-1+)
30,000,000	1.86	02/15/2005	30,000,000
University of Michigan VRDN RB General Series 2002 (A-1+/VMIG1)
59,405,000	1.98	01/06/2005	59,405,000

			$411,433,951

Minnesota—1.2%
Elk River Independent School District #728 GO VRDN ROCS Series II-R-183 (FSA) (Citigroup SPA) (VMIG1)†
$9,175,000	2.04%	01/06/2005	$9,175,000
Minnesota State Eagle Tax-Exempt Trust Series 20012301 Class A (Citibank SPA) (A-1+)†
3,300,000	2.04	01/06/2005	3,300,000
Minnesota State P-Floats-PT 1941 Series 2003 (Merrill Lynch SPA) (A-1)†
15,840,000	2.03	01/06/2005	15,840,000
Rochester Mayo Clinic Health Facility CP Series 2000 B (U.S. Bank National SPA) (A-1+)
6,000,000	1.85	01/13/2005	6,000,000
7,000,000	1.90	01/13/2005	7,000,000
Rochester Mayo Medical Center CP Series 1992 C (A-1+)
15,000,000	1.42	01/13/2005	15,000,000
Rochester Mayo Medical Center CP Series 2001 B (Northern Trust SPA) (A-1+)
10,250,000	1.42	01/13/2005	10,250,000
Rochester Mayo Medical Center CP Series 2001 C (U.S. Bank National SPA) (A-1+)
5,000,000	1.90	01/12/2005	5,000,000
Rochester Mayo Medical Center CP Series F (Chase Manhattan SPA) (A-1+)
8,100,000	1.88	01/13/2005	8,100,000
University of Minnesota VRDN RB Cap Projects Series 1999 A (A-1+/ VMIG1)
29,570,000	2.03	01/05/2005	29,570,000

			$109,235,000

Mississippi—0.9%
Mississippi Hospital Equipment & Facilities Authority VRDN RB for North Mississippi Health Services Series 2001 1 (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
$14,850,000	1.99%	01/06/2005	$14,850,000
Mississippi State GO Eagle Tax-Exempt Trust Series 20012402 Class A (Citibank SPA) (A-1)†
11,000,000	2.04	01/06/2005	11,000,000
Mississippi State GO VRDN for Capital Improvement Series 2003 E (Dexia Credit Local SPA) (A-1+/ VMIG1)
35,135,000	1.97	01/05/2005	35,135,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)†
15,630,000	2.06	01/05/2005	15,630,000

			$76,615,000

Missouri—1.3%
Curators University System Facilities VRDN RB Series 2002 A (A-1+/ VMIG1)
$13,960,000	2.19%	01/03/2005	$13,960,000
Missouri Board Public Buildings VRDN RB P-Floats-PT 1843 Series 2003 (Merrill Lynch SPA) (F-1+)†
6,940,000	2.02	01/06/2005	6,940,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
46,500,000	2.00	01/06/2005	46,500,000
Missouri Health & Educational Facility Authority VRDN RB for Washington University Project Series 1984 (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
9,450,000	2.00	01/05/2005	9,450,000
Missouri State Health & Educational Facility Authority VRDN RB for Medical Research Facilities-Stowers (MBIA) (BNP Paribas SPA) (A-1+/ VMIG1)
35,400,000	2.00	01/06/2005	35,400,000

			$112,250,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Montana—0.1%
Forsyth Montana VRDN PCRB Refunding for Pacificorp Project Series 1988 (BNP Paribas LOC) (A-1+/ P-1)
$6,725,000	2.25%	01/03/2005	$6,725,000

Nebraska—0.3%
Douglas County School District GO VRDN P-Floats-PT 2060 No. 1 Series 2003 (Merrill Lynch SPA) (A-1)†
$6,665,000	2.03%	01/06/2005	$6,665,000
Omaha Nebraska GO VRDN Eagle Tax-Exempt Trust Series 20040011 Class A (Citibank N.A. SPA) (A-1+)†
5,995,000	2.04	01/06/2005	5,995,000
Omaha Nebraska GO VRDN Stars Certificates Series 2004-98 (BNP Paribas SPA) (VMIG1)†
10,130,000	2.02	01/06/2005	10,130,000

			$22,790,000

Nevada—1.3%
Clark County Nevada CP Series 2003 (BNP Paribas/ Bayerische Landesbank SPA) (A-1+)
$8,000,000	1.88%	01/21/2005	$8,000,000
16,700,000	1.68	01/25/2005	16,700,000
7,500,000	1.70	02/09/2005	7,500,000
5,700,000	1.72	02/14/2005	5,700,000
4,300,000	1.97	06/06/2005	4,300,000
Clark County Nevada Eagle Tax-Exempt Trust Series 002801 Class A (Citibank SPA) (A-1)†
1,000,000	2.04	01/06/2005	1,000,000
Clark County Nevada Eagle Tax-Exempt Trust Series 1996 Class A (FGIC) (Citibank SPA) (A-1)†
8,345,000	2.04	01/06/2005	8,345,000
Clark County Nevada School District GO VRDN P-Float-PT 2406 Series 2004 (MBIA) (Merrill Lynch SPA) (F-1+)†
5,915,000	2.03	01/06/2005	5,915,000
Henderson Nevada GO VRDN Floats PT 2432 Series 2004 (FGIC) (Merrill Lynch SPA) (F-1+)†
4,735,000	2.03	01/06/2005	4,735,000
Las Vegas Valley Water District CP (BNP Paribas/Lloyds TSB Bank PLC SPA) (A-1+)
21,300,000	1.65	01/04/2005	21,300,000
8,000,000	1.85	01/11/2005	8,000,000
5,000,000	1.85	01/20/2005	5,000,000
4,000,000	1.85	01/26/2005	4,000,000
Las Vegas Valley Water District GO VRDN P-Floats-PT 1672 Series 2003 (FGIC) (Merrill Lynch SPA) (A-1)†
11,060,000	2.03	01/06/2005	11,060,000
University of Nevada VRDN RB ROCS II-R-5001 Series 2003 (FGIC) (Citigroup SPA) (VMIG1)†
5,790,000	2.04	01/06/2005	5,790,000

			$117,345,000

New Hampshire—0.6%
Manchester School Facilities VRDN RB P-Floats-PT-1939 Series 2003 (MBIA) (Merrill Lynch SPA) (F-1+)†
5,425,000	2.03%	01/06/2005	5,425,000
New Hampshire Health & Educational Facilities Authority VRDN RB for Phillips Exeter Academy (A-1+/ VMIG1)
19,000,000	1.97	01/06/2005	19,000,000
New Hampshire State CP (Landesbank Hessen-Thueringen SPA) (A-1+)
19,900,000	1.72	02/10/2005	19,900,000
New Hampshire State GO Floater-PT 1845 Series 2003 (Merrill Lynch SPA) (F-1+)*
8,880,000	1.45	04/28/2005	8,880,000

			$53,205,000

New Jersey—1.1%
New Jersey Economic Development Authority VRDN RB Merlots Series 2003 A 41 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)†
$12,865,000	2.02%	01/05/2005	$12,865,000
New Jersey Economic Development Authority VRDN RB Merlots Series 2004 B-14 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)†
14,640,000	2.02	01/05/2005	14,640,000
New Jersey State TANS Series 2004 A (SP-1+/ MIG1)
40,000,000	3.00	06/24/2005	40,282,585
New Jersey State Transportation Trust Fund Authority VRDN RB P-Float-PT 2433 Series 2004 (FGIC) (Merrill Lynch SPA) (F-1+)†
26,205,000	2.01	01/06/2005	26,205,000

			$93,992,585

New Mexico—0.7%
Albuquerque NM VRDN RB Refunding Series 2000 (MBIA) (Bank of America SPA) (A-1+/ VMIG1)
$8,475,000	2.00%	01/05/2005	$8,475,000
Farmington NM VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A (Barclays Bank PLC LOC) (A-1+/ P-1)
11,700,000	2.20	01/03/2005	11,700,000
New Mexico State Severance Tax VRDN P-Floats-PT 1428 Series 2002 (Merrill Lynch SPA) (A-1)†
11,445,000	2.03	01/06/2005	11,445,000
New Mexico State University VRDN RB Float PT 2342 Series 2004 (AMBAC) (Merrill Lynch SPA) (A-1)†
5,225,000	2.03	01/06/2005	5,225,000
University of New Mexico VRDN RB Refunding for Sub Lien Systems Series 2003 B (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
2,800,000	2.00	01/05/2005	2,800,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Mexico (continued)
University of New Mexico VRDN RB Sub Lien Systems Improvement Series 2001 (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
$20,715,000	2.02%	01/05/2005	$20,715,000

			$60,360,000

New York—8.9%
Jay Street Development Corp. Certificates Facility Lease VRDN RB for New York City Jay Street Project Series 2001 A-1 (A-1+/ VMIG1)
$19,800,000	1.95%	01/05/2005	$19,800,000
Long Island Power Authority CP-1 Series 2003/ A2 (JP Morgan Chase & Co. LOC) (A-1+)
12,700,000	1.83	01/12/2005	12,700,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1A (Bayerische Landesbank/ Landesbank Baden-Wurttemberg LOC) (A-1+/ VMIG1)
10,950,000	1.98	01/05/2005	10,950,000
Massapequa Union Free School District GO TANS Series 2004 (MIG1)
3,000,000	2.75	06/28/2005	3,017,751
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022303 Class A (FSA) (Citibank SPA) (A-1)†
9,155,000	2.01	01/06/2005	9,155,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022304 Class A (FGIC) (Citibank SPA) (A-1)†
14,290,000	2.01	01/06/2005	14,290,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022305 Class A (FSA) (Citibank SPA) (A-1)†
6,470,000	2.01	01/06/2005	6,470,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20026023 Class A (MBIA) (Citibank SPA) (A-1+)†
5,000,000	2.01	01/06/2005	5,000,000
Metropolitan Transportation Authority GO VRDN Subseries 2004 A-1 ( CIFG) (Depfa Bank PLC SPA) (A-1+/ VMIG1)
15,000,000	1.95	01/06/2005	15,000,000
Metropolitan Transportation Authority GO VRDN Subseries 2004 A-2 (CIFG) (Depfa Bank PLC SPA) (A-1+/ VMIG1)
10,000,000	1.98	01/06/2005	10,000,000
Metropolitan Transportation Authority GO VRDN Subseries 2004 A-3 (XLCA) (Depfa Bank PLC SPA) (A-1+/ VMIG1)
6,000,000	1.95	01/06/2005	6,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A SPA) (VMIG1)†
11,145,000	2.03	01/05/2005	11,145,000
Metropolitan Transportation Authority VRDN RB Refunding for Transportation Series 2002 G-2 (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
36,405,000	1.97	01/06/2005	36,405,000
New York City GO VRDN Adjusted ROCS II-R-251A Series 2003 (Citigroup LOC) (Citibank SPA) (VMIG1)†
18,000,000	2.06	01/06/2005	18,000,000
New York City GO VRDN Subseries 2002 C-2 (Bayerische Landesbank LOC) (A-1+/ VMIG1)
7,165,000	1.95	01/05/2005	7,165,000
New York City GO VRDN Subseries 2002 C-3 (BNP Paribas LOC) (A-1+/ VMIG1)
16,625,000	1.97	01/05/2005	16,625,000
New York City GO VRDN Subseries 2002 C-5 (Bank of New York LOC) (A-1+/ VMIG1)
5,900,000	1.96	01/05/2005	5,900,000
New York City GO VRDN Subseries 2004 H-2 (Bank of New York LOC) (A-1+/ VMIG1)
20,000,000	1.96	01/05/2005	20,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Municipal Securities Trust Receipts Series 1997 (FSA) (Societe Generale SPA) (A-1+)†
6,500,000	2.01	01/06/2005	6,500,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB P-Floats-PT 2443 Series 2004 (AMBAC) (Merrill Lynch SPA) (A-1)†
8,195,000	2.02	01/06/2005	8,195,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2004 914 (MBIA) (Morgan Stanley SPA) (A-1)†
9,600,000	2.01	01/06/2005	9,600,000
New York City Transitional Finance Authority Eagle Tax Exempt Trust Series 20003203 Class A COPS (Citibank SPA) (A-1)†
2,890,000	2.01	01/06/2005	2,890,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/ VMIG1)
12,600,000	1.95	01/05/2005	12,600,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2004 C (AA+)
3,435,000	2.00	02/01/2005	3,436,803
New York City Transitional Finance Authority VRDN RB for New York City Recovery Series 2002 Sub 1D (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
20,140,000	2.20	01/03/2005	20,140,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3 Subseries 3 C (Bank of New York SPA) (A-1+/ VMIG1)
43,500,000	1.98	01/05/2005	43,500,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3 Subseries 3 F (Bank of New York SPA) (A-1+/ VMIG1)
23,550,000	2.20	01/03/2005	23,550,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1)†
$12,650,000	2.03%	01/05/2005	$12,650,000
New York State Dormitory Authority VRDN RB for Mental Health Services Subseries 2003 D-2E (BNP Paribas SPA) (A-1+)
35,200,000	1.95	01/06/2005	35,200,000
New York State Dormitory Authority VRDN RB for Mental Health Services Subseries 2003 D-2H (HSBC Bank USA SPA) (A-1+)
4,200,000	1.95	01/06/2005	4,200,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 C (Dexia Credit Local LOC) (A-1+)
5,100,000	1.93	01/05/2005	5,100,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank LOC) (A-1+)
13,400,000	1.98	01/05/2005	13,400,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Housing Series 2004 A (Bank of New York LOC) (VMIG1)
54,000,000	2.02	01/05/2005	54,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A (FNMA) (VMIG1)
30,000,000	1.98	01/05/2005	30,000,000
New York State Housing Finance Agency VRDN RB for Housing 10 Liberty Street Series 2003 (Fleet National Bank LOC) (VMIG1)
25,700,000	1.95	01/05/2005	25,700,000
New York State Housing Finance Agency VRDN RB for Housing Historic Front Series 2003 A (Bank of New York LOC) (VMIG1)
19,800,000	1.99	01/05/2005	19,800,000
New York State Housing Finance Agency VRDN RB for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
12,000,000	1.95	01/05/2005	12,000,000
New York State Housing Finance Agency VRDN RB for North End Avenue Housing Series 2004 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
24,900,000	1.98	01/05/2005	24,900,000
New York State Housing Finance Agency VRDN RB for Tribeca Green Housing Series 2003 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
5,200,000	1.95	01/05/2005	5,200,000
New York State Local Government Assistance Corp. VRDN RB Refunding Sub Lien Series 2003 4V (FSA) (Westdeutsche Landesbank SPA) (A-1+)
35,300,000	1.98	01/05/2005	35,300,000
New York State Power Authority CP Series 2 (Bank of Nova Scotia/ JP Morgan Chase & Co,/ State Street Corp./ Bayerische Landesbank/ Landesbank Baden-Wurtt/ Wachovia Bank N.A. SPA) (A-1)
8,000,000	1.72	01/12/2005	8,000,000
New York State Power Authority VRDN RB Subseries 2000 5 (JP Morgan Chase & Co./ State Street Corp./ Bank of Novia Scotia/ Bank of New York/ Bayerische Landesbank/ Landesbank Baden-Wurttemberg/ Wachovia Bank N.A. SPA) (VMIG1)
21,500,000	1.95	01/05/2005	21,500,000
New York State Urban Development Corp. RB Floating Rate Receipts Series 2003 SG 164 (A-1+)†
12,900,000	2.01	01/06/2005	12,900,000
New York State Urban Development Corp. VRDN RB for State Facilities & Equipment subseries 2004 A-3-D (CIFG) (Dexia Credit Local SPA) (A-1+)
30,815,000	1.95	01/06/2005	30,815,000
Port Authority of New York & New Jersey Series B (Bank of Nova Scotia/ JP Morgan Chase & Co./ LLoyds TSB Bank SPA) (A-1+)
10,635,000	1.80	01/14/2005	10,635,000
Sachem Central School District Holbrook GO TANS Series 2004 (SP-1+)
26,500,000	2.75	06/23/2005	26,652,134
Triborough Bridge & Tunnel Authority VRDN RB for General Series 2003 B (Dexia Credit Local SPA) (A-1+/ VMIG1)
9,805,000	1.97	01/05/2005	9,805,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)†
11,580,000	2.03	01/05/2005	11,580,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding for General Purpose Series 2003 F (ABN Amro Bank N.V. SPA) (A-1+/ VMIG1)
9,480,000	1.98	01/06/2005	9,480,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2002 C (AMBAC) (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
11,200,000	1.95	01/06/2005	11,200,000

			$788,051,688

North Carolina—2.9%
Cabarrus County VRDN COPS ROCS II-R-4520 Series 2003 (AMBAC) (Citigroup SPA) (A-1+)†
$5,330,000	2.04%	01/06/2005	$5,330,000
City of Charlotte Water & Sewer CP (Wachovia Bank N.A. SPA) (A-1)
7,300,000	1.90	05/27/2005	7,300,000
14,100,000	2.10	09/09/2005	14,100,000
North Carolina Duke University CP (A-1+)
4,578,000	1.88	02/14/2005	4,578,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JP Morgan Chase Bank SPA) (A-1+/ VMIG1)
$15,900,000	1.98%	01/05/2005	$15,900,000
North Carolina Medical Care Commission Hospital VRDN RB for Baptist Hospitals Project Series 2000 (Wachovia Bank N.A. SPA) (A-1/ VMIG1)
4,730,000	2.00	01/05/2005	4,730,000
North Carolina State GO VRDN for Public Improvement Series 2002 D (Bank of America LOC)(Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
6,800,000	2.00	01/05/2005	6,800,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
10,005,000	1.95	01/05/2005	10,005,000
North Carolina State GO VRDN P-Floats-PT 1962 Series 2003 (Merrill Lynch SPA) (F-1+)†
5,990,000	2.03	01/06/2005	5,990,000
North Carolina State GO VRDN P-Floats-PT 2115 Series 2004 (Merrill Lynch SPA) (A-1)†
5,440,000	2.03	01/06/2005	5,440,000
North Carolina State GO VRDN P-Floats-PT 2206 Series 2004 (Merrill Lynch SPA) (F-1+)†
15,670,000	2.03	01/06/2005	15,670,000
North Carolina State GO VRDN P-Floats-PT 2207 Series 2004 (Merrill Lynch SPA) (F-1+)†
8,570,000	2.03	01/06/2005	8,570,000
North Carolina State GO VRDN Refunding Series 2002 D (Landesbank Baden-Wurttm SPA) (A-1+/ VMIG1)
10,800,000	1.70	01/05/2005	10,800,000
Raleigh North Carolina COPS VRDN for Downtown Improvement Project Series 2004 A (Depfa Bank PLC SPA) (A-1+/ VMIG1)
27,300,000	1.97	01/05/2005	27,300,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/ VMIG1)
50,220,000	2.00	01/06/2005	50,220,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
17,265,000	2.15	01/03/2005	17,265,000
Wake County GO VRDN for Public Improvement Series 2003C (Lloyds TSB Bank PLC SPA) (A-1+/ VMIG1)
32,000,000	2.50	04/01/2005	32,089,687
Wilmington GO VRDN Refunding Bonds Series 2002 (Wachovia Bank N.A. SPA) (A-1/ VMIG1)
6,225,000	1.98	01/05/2005	6,225,000
Winston Salem Water & Sewer Systems VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/ VMIG1)
9,100,000	1.99	01/05/2005	9,100,000

			$257,412,687

Ohio—1.3%
Cincinnati City School District GO VRDN Eagle Series 20040034 Class A (FSA) (Citibank SPA) (A-1+)†
$6,000,000	2.03%	01/06/2005	$6,000,000
Franklin County VRDN RB for Trinity Health Credit Series 2000 F (JP Morgan Chase & Co./ Bayerische Landesbank SPA) (A-1+/ VMIG1)
49,550,000	2.00	01/06/2005	49,550,000
Franklin County VRDN RB for Trinity Health Credit Series 2004 C-2 (FGIC) (JP Morgan Chase & Co./ U.S. Bank N.A. SPA) (A-1+/ VMIG1)
5,100,000	2.00	01/05/2005	5,100,000
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B (A-1+/ VMIG1)
20,000,000	1.95	01/05/2005	20,000,000
Ohio State GO VRDN P-Floats-PT 2137 Series 2004 (Merrill Lynch SPA) (A-1)†
5,605,000	2.02	01/06/2005	5,605,000
Ohio State GO VRDN ROCS II-R-4544 Series 2003 (Citigroup SPA) (A-1+)†
7,925,000	2.06	01/06/2005	7,925,000
Ohio State University General Receipts VRDN RB Series 1999 B-2 (A-1+/ VMIG1)
2,085,000	1.98	01/05/2005	2,085,000
University of Cincinnati General Receipts VRDN RB Series 2004 B (AMBAC) (Bayerische Landesbank SPA) (A-1+/ VMIG1)
20,000,000	1.99	01/06/2005	20,000,000

			$116,265,000

Oklahoma—0.6%
Oklahoma State GO VRDN Floater-PT-1879 Series 2003 (FGIC) (Merrill Lynch SPA) (F-1+)†
$9,880,000	2.03%	01/06/2005	$9,880,000
Payne County Economic Development Authority Student Housing VRDN RB for OSUF Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)
46,340,000	2.01	01/06/2005	46,340,000

			$56,220,000

Oregon—1.7%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health System Series 2003 (A-1+/ VMIG1)
$5,000,000	1.98%	01/05/2005	$5,000,000
Oregon State GO Veteran’s Welfare VRDN Series 1985 73 H (Bayerische Landesbank SPA) (A-1+)
75,100,000	1.98	01/05/2005	75,100,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Oregon (continued)
Oregon State GO VRDN for Veterans Welfare Series 2004 83 (Dexia Credit Local SPA) (A-1+/ VMIG1)
$6,000,000	1.95%	01/05/2005	$6,000,000
Oregon State GO VRDN Series 1985 73 G (JP Morgan Chase & Co. SPA) (A-1+)
68,200,000	1.98	01/05/2005	68,200,000

			$154,300,000

Pennsylvania—2.8%
Allegheny County Hospital Development Authority VRDN RB for Presbyterian University Health System Series 1990 D (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
$3,260,000	2.00%	01/06/2005	$3,260,000
Allegheny County Hospital Development Authority VRDN RB Health Center Presbyterian Series 1990 B (MBIA) (JP Morgan Chase & Co. SPA ) (A-1+/ VMIG1)
7,550,000	2.00	01/06/2005	7,550,000
Delaware Valley Regional Finance Authority Local Government VRDN Eagle Tax Exempt Trust Series 20040026 Class A (AMBAC) (Citibank SPA) (A-1+)†
5,490,000	2.03	01/06/2005	5,490,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Project (AMBAC) (Wachovia Bank N.A. SPA) (A-1)
11,725,000	1.99	01/05/2005	11,725,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (AMBAC) (PNC Bank SPA) (A-1/ VMIG1)
3,370,000	1.99	01/05/2005	3,370,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2001 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)
27,965,000	1.99	01/05/2005	27,965,000
Northampton County General Purpose Authority VRDN RB for Higher Education Lehigh University Series 2004 (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
6,000,000	2.00	01/06/2005	6,000,000
Pennsylvania Intergovernmental Cooperative Authority VRDN Special Tax Refunding for Philadelphia Funding Series 2003 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
58,990,000	2.00	01/06/2005	58,990,000
Pennsylvania Turnpike Commission VRDN RB Eagle Series 20040029 Class A (AMBAC) (Citibank SPA) (A-1+)†
12,000,000	2.04	01/06/2005	12,000,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
28,850,000	2.00	01/05/2005	28,850,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-3 (Bayerische Landesbank SPA) (A-1+/ VMIG1)
41,785,000	2.00	01/05/2005	41,785,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/ VMIG1)
25,715,000	2.00	01/06/2005	25,715,000
Temple University of Commonwealth Systems of Higher Education University Funding Obligation (MIG1)
12,500,000	2.25	05/02/2005	12,540,098

			$245,240,098

Puerto Rico—0.9%
Puerto Rico Government Development Bank CP (A-1)
$5,000,000	1.47%	01/13/2005	$5,000,000
13,000,000	1.46	01/14/2005	13,000,000
16,000,000	1.85	02/09/2005	16,000,000
10,000,000	1.88	02/14/2005	10,000,000
9,500,000	1.90	04/07/2005	9,500,000
8,135,000	1.90	04/08/2005	8,135,000
8,150,000	1.90	04/11/2005	8,150,000
5,930,000	1.92	04/14/2005	5,930,000

			$75,715,000

Rhode Island—0.2%
Narragansett Bay Commission Wastewater System VRDN RB Series 2004 A (MBIA) (Dexia Credit Local SPA) (A-1+)
$16,800,000	1.95%	01/05/2005	$16,800,000
Rhode Island Clean Water Protection Finance Agency VRDN PCRB P-Floats-PT 1403 Series 2002 (Merrill Lynch SPA) (A-1)†
5,150,000	2.03	01/06/2005	5,150,000

			$21,950,000

South Carolina—1.3%
Charleston Waterworks & Sewer VRDN RB Refunding for Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1+/ VMIG1)
$9,000,000	2.02%	01/06/2005	$9,000,000
South Carolina Association of Governmental Organizations TANS Series 2004 (MIG1)
20,000,000	2.75	04/15/2005	20,068,611
South Carolina Eagle Tax-Exempt Trust Series 20014001 Class A (MBIA) (Citibank SPA) (A-1)†
7,000,000	2.04	01/06/2005	7,000,000
South Carolina Public Service Authority CP (BNP Paribas/ Dexia Credit Local LOC) (A-1+)
20,000,000	1.68	01/25/2005	20,000,000
South Carolina Public Service Authority VRDN RB P-Floats-PT-1877 Series 2003 (AMBAC) (Merrill Lynch SPA) (F-1+)†
5,950,000	2.03	01/06/2005	5,950,000
South Carolina State Public Services Authority VRDN RB Eagle Tax-Exempt Trust Series 20040017 Class A (AMBAC) (Citibank SPA) (A-1+)†
10,000,000	2.04	01/06/2005	10,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

South Carolina (continued)
South Carolina State Public Services Authority VRDN RB Merlots Series 2004 B06 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)†
$9,887,500	2.06%	01/05/2005	$9,887,500
South Carolina State Public Services Authority VRDN RB ROCS II-R-6007 (AMBAC) (Citibank SPA) (A-1+)†
4,585,000	2.04	01/06/2005	4,585,000
South Carolina State VRDN P-Floats-PT 1225 Series 2000 (Merrill Lynch SPA) (A-1)†
6,805,000	2.01	01/06/2005	6,805,000
South Carolina Transportation Infrastructure Bank VRDN RB P-Floats-PT 2304 Series 2004 (AMBAC) (Merrill Lynch SPA) (F-1+)†
12,850,000	2.03	01/06/2005	12,850,000
University of South Carolina Revenues P-Floats-PT 2309 Series 2004 (AMBAC) (Merrill Lynch SPA) (A-1+)†
5,740,000	2.03	01/06/2005	5,740,000

			$111,886,111

Tennessee—1.8%
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (Bayerische Landesbank SPA) (A-1+/ VMIG1)
$34,740,000	1.95%	01/06/2005	$34,740,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
33,305,000	1.95	01/06/2005	33,305,000
Metropolitan Government of Nashville & Davidson CP (A-1+)
10,000,000	1.92	05/13/2005	10,000,000
Sevier County Public Building Authority VRDN RB for Local Government Improvement Series 1999 III-F (AMBAC) (Landesbank Hessen-Thueringen Girozentrale SPA) (VMIG1)
24,760,000	2.00	01/06/2005	24,760,000
Shelby County TANS Series 2004 (SP-1+/ MIG1)
16,000,000	3.00	06/30/2005	16,115,029
Shelby Eagle Tax-Exempt Trust Series 20014202 Class A COPS (Citibank SPA) (A-1)†
17,000,000	2.04	01/06/2005	17,000,000
Tennessee GO CP Series A (Tennessee Consolidated Retirement System) (A-1+)
7,000,000	1.46	01/14/2005	7,000,000
10,000,000	1.70	01/14/2005	10,000,000
10,000,000	1.92	05/13/2005	10,000,000

			$162,920,029

Texas—12.8%
City of Dallas Water Utilities CP (Bank of America SPA) (A-1+)
$23,433,000	1.70%	02/11/2005	$23,433,000
City of Houston CP Notes (Dexia Credit Local/Landesbank Hessen-Thueringen SPA) (A-1+)
8,800,000	1.77	02/11/2005	8,800,000
City of Houston CP Series B (JP Morgan Chase & Co. SPA) (A-1+)
11,100,000	1.78	01/20/2005	11,100,000
City of Houston CP Series D (Depfa Bank PLC SPA) (A-1+)
15,000,000	1.40	01/21/2005	15,000,000
9,000,000	1.45	01/24/2005	9,000,000
18,000,000	1.68	01/25/2005	18,000,000
City of Houston CP Series E (Bank of America N.A. SPA) (A-1+)
11,000,000	1.45	01/24/2005	11,000,000
City of San Antonio Electric & Gas System VRDN Series 1997 SG 105 (Societe Generale SPA) (A-1+)†
19,170,000	2.03	01/06/2005	19,170,000
Cypress Fairbanks Independent School District GO VRDN P-Floats-PT 2283 Series 2004 (PSF-GTD) (Merrill Lynch SPA) (F-1+)†
9,835,000	2.03	01/06/2005	9,835,000
Cypress Fairbanks Texas Independent School District VRDN Merlots Series 2001 A129 (Wachovia Bank N.A. SPA) (A-1)*
11,950,000	1.80	07/13/2005	11,950,000
Dallas County Community College District GO VRDN P-Floats-PT 2370 Series 2004 (Merrill Lynch SPA ) (F-1+)†
8,585,000	2.02	01/06/2005	8,585,000
Dallas Texas Area Rapid Transit CP (Westdeutsche Landesbank/Bayerische Landesbank/Landesbank Baden-Wurttemberg/State Street Corp. SPA) (VMIG1)
9,000,000	1.75	01/26/2005	9,000,000
Dallas Texas Area Rapid Transit VRDN RB P-Floats-PT 1503 Series 2002 (FGIC) (Merrill Lynch SPA) (A-1)†
5,440,000	2.03	01/06/2005	5,440,000
Dallas Texas Area Rapid Transit VRDN RB P-Floats-PT 2069 Series 2003 (AMBAC) (Merrill Lynch SPA) (F-1+)†
5,740,000	2.03	01/06/2005	5,740,000
Dallas Texas GO VRDN P-Floats-PT 2447 Series 2004 (Merrill Lynch SPA) (A-1)†
8,925,000	2.03	01/06/2005	8,925,000
Dallas Texas Independent School District P-Floats-PT 1909 Series 2003 (Merrill Lynch SPA) (VMIG1)†
5,640,000	2.03	01/06/2005	5,640,000
Fort Bend Independent School District GO VRDN ROCS II-R-2141 Series 2004 (PSF-GTD) (Citigroup SPA) (A-1+)†
8,425,000	2.06	01/06/2005	8,425,000
Harris County Health Facilities Development Corp. VRDN RB for Methodist Hospital (A-1+)
159,945,000	2.20	01/03/2005	159,945,000
Harris County Municipal Securities Trust Receipts Series 2004 SGB-52-A (FGIC) (Societe Generale SPA) (A-1+)†
11,960,000	2.04	01/06/2005	11,960,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Harris County Texas Health Facilities Development Corp. VRDN RB for St. Lukes Episcopal Hospital Series 2001 B (JP Morgan Chase & Co./Bayerische Landesbank/Northern Trust/Bank of America SPA) (A-1+)
$17,880,000	2.20%	01/03/2005	$17,880,000
Houston Texas Community College GO VRDN ROCS II-R-2084 Series 2004 (AMBAC) (Citigroup SPA) (A-1+)†
2,775,000	2.04	01/06/2005	2,775,000
Houston Texas GO VRDN P-Floats-PT 1817 Series 2003 (FSA) (Westdeutsche Landesbank SPA) (A-1+)†
5,410,000	2.03	01/06/2005	5,410,000
Houston Texas GO VRDN P-Floats-PT 2214 Series 2004 (MBIA) (Merrill Lynch SPA) (F-1+)†
10,730,000	2.03	01/06/2005	10,730,000
Houston Texas GO VRDN P-Floats-PT 2233 Series 2004 (MBIA) (Merrill Lynch SPA) (A-1)†
16,070,000	2.03	01/06/2005	16,070,000
Houston Texas GO VRDN ROCS II-R-1048 (Citigroup SPA) (VMIG1)†
10,285,000	2.04	01/06/2005	10,285,000
Houston Texas GO VRDN ROCS II-R-4062 Series 2004 (Citigroup SPA) (A-1+)†
5,345,000	2.04	01/06/2005	5,345,000
Houston Texas Utility System VRDN RB Merlots Series 2004 C-13 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
7,695,000	2.06	01/05/2005	7,695,000
Houston Texas Utility Systems VRDN RB Merlots Series 2004 C-37 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
9,195,000	2.04	01/05/2005	9,195,000
Houston Texas Utility Systems VRDN RB P-Floats-PT 2471 Series 2004 (MBIA) (Merrill Lynch SPA) (F-1+)†
18,505,000	2.04	01/06/2005	18,505,000
Houston Texas Water & Sewer CP Series A (Westdeutsche Landesbank/ Bayerische Landesbank/ Dexia Credit Local SPA) (A-1+)
8,000,000	1.88	02/10/2005	8,000,000
Keller Texas Independent School District GO VRDN P-Floats-PT 2280 Series 2004 (PSF-GTD) (Merrill Lynch SPA) (A-1)†
6,390,000	2.03	01/06/2005	6,390,000
Lower Colorado River Authority VRDN RB Floats PT-2270 Series 2004 (AMBAC) (FSA) (Merrill Lynch SPA) (F-1+)†
16,450,000	2.03	01/06/2005	16,450,000
Mansfield Texas Independent School District GO VRDN P-Float-PT2401 Series 2004 (PSF-GTD) (Merrill Lynch SPA) (F-1+)†
5,215,000	2.03	01/06/2005	5,215,000
North Texas Tollway Authority VRDN RB Dallas North Tollway Systems Floating Rate RCPTS Series 2003 SG-167 (A-1+)†
8,975,000	2.03	01/06/2005	8,975,000
Rice University CP (A-1+)
9,500,000	1.70	01/13/2005	9,500,000
San Antonio Electric & Gas Systems CP (Bank of America/ State Street Corp. SPA) (A-1+)
8,000,000	1.70	01/21/2005	8,000,000
23,800,000	1.75	01/24/2005	23,800,000
31,000,000	1.77	02/14/2005	31,000,000
15,000,000	1.77	02/17/2005	15,000,000
San Antonio Electric & Gas VRDN RB Systems Junior Lien Series 2003 (Bank of America SPA) (A-1+/ VMIG1)
10,000,000	2.03	01/05/2005	10,000,000
San Antonio Water Revenue VRDN Merlots Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1)†
17,420,000	2.06	01/05/2005	17,420,000
San Antonio Water System CP (Bank of America SPA) (A-1+)
20,000,000	1.83	01/24/2005	20,000,000
9,500,000	1.83	01/25/2005	9,500,000
San Antonio Water VRDN RB ROCS II-R-4064 Series 2004 (FGIC) (Citigroup SPA) (A-1+)†
5,385,000	2.04	01/06/2005	5,385,000
South Texas Community College District VRDN P-Floats-PT 1415 Series 2002 (AMBAC) (Merrill Lynch SPA) (A-1)†
6,560,000	2.03	01/06/2005	6,560,000
Texas A & M University CP Series B (A-1+)
22,000,000	1.40	01/20/2005	22,000,000
22,000,000	1.40	01/21/2005	22,000,000
20,000,000	1.82	01/25/2005	20,000,000
Texas Public Finance Authority CP Series 2002 (A-1+)
17,000,000	1.46	01/24/2005	17,000,000
Texas Public Finance Authority CP Series 2003 C (A-1+)
30,000,000	1.72	01/11/2005	30,000,000
7,500,000	1.85	01/12/2005	7,500,000
16,000,000	1.75	01/24/2005	16,000,000
23,000,000	1.87	02/17/2005	23,000,000
Texas State GO VRDN P-Floats-PT 1529 Series 2002 (Merrill Lynch SPA) (A-1)†
6,760,000	2.03	01/06/2005	6,760,000
Texas State TRANS Series 2004 (SP-1+/ MIG1)
250,440,000	3.00	08/31/2005	252,598,320
Texas State University System Financing VRDN RB P-Floats-PT 2441 Series 2004 (FSA) (Merrill Lynch SPA) (F-1+)†
5,245,000	2.03	01/06/2005	5,245,000
Texas Water Development Board VRDN RB Refunding for State Revolving Fund-Subseries 2003 (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
5,350,000	2.15	01/03/2005	5,350,000
University of Texas Permanent University Fund VRDN RB for Municipal Trust Receipts (Societe Generale SPA) (A-1+)†
6,690,000	2.04	01/06/2005	6,690,000
University of Texas School Board of Regents CP (A-1+)
12,000,000	1.87	01/14/2005	12,000,000
10,000,000	1.46	01/21/2005	10,000,000
12,000,000	1.40	02/07/2005	12,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
University of Texas VRDN RB P-Floats-PT 1698 Series 2003 A (Merrill Lynch SPA) (A-1)†
$500,000	2.02%	01/06/2005	$500,000

			$1,134,676,320

Utah—4.6%
Central Utah Water Conservancy District GO VRDN Refunding Series 2004 C (AMBAC) (Landesbank Hessen-Thueringer SPA) (VMIG1)
$32,400,000	1.97%	01/05/2005	$32,400,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
27,410,000	1.97	01/05/2005	27,410,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
14,405,000	1.97	01/05/2005	14,405,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
14,850,000	1.97	01/05/2005	14,850,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 A (A-1+)
63,200,000	2.00	01/06/2005	63,200,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)
25,000,000	2.00	01/06/2005	25,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+)
31,900,000	2.20	01/03/2005	31,900,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D (A-1+)
20,000,000	2.17	01/03/2005	20,000,000
Salt Lake County VRDN PCRB Refunding for Service Station Holdings Project Series 1994 B (A-1+/ P-1)
24,650,000	2.19	01/03/2005	24,650,000
University of Utah VRDN RB for Auxiliary & Campus Facilities Series 1997 A (Bank of Nova Scotia SPA) (A-1+/ VMIG1)
4,225,000	2.00	01/05/2005	4,225,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
19,000,000	1.98	01/06/2005	19,000,000
Utah Transit Authority Sales Tax VRDN RB for Tender Option Subseries 2002 B (Bayerische Landesbank LOC) (A-1+/ VMIG1)
29,100,000	1.95	01/06/2005	29,100,000
Utah Water Finance Agency VRDN RB Series 2002 A-1 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
8,170,000	2.02	01/05/2005	8,170,000
Utah Water Finance Agency VRDN RB Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
10,000,000	2.02	01/05/2005	10,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen Thueringen SPA) (A-1+/ VMIG1)
19,100,000	2.17	01/03/2005	19,100,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
5,200,000	2.20	01/03/2005	5,200,000
Weber County Utah Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
59,070,000	2.20	01/03/2005	59,070,000

			$407,680,000

Virginia—0.5%
Roanoke IDA Hospital VRDN RB Refunding for Carilion Health Systems Series 2002 D (Bank of America N.A. SPA) (A-1+/ VMIG1)
$12,595,000	2.15%	01/03/2005	$12,595,000
Roanoke Virginia IDA Hospital VRDN RB Refunding for Carilion Health System Series 2002 E (Suntrust Bank SPA (A-1+/ VMIG1)
5,980,000	2.22	01/03/2005	5,980,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (Suntrust Bank SPA) (VMIG1)
3,000,000	1.99	01/05/2005	3,000,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 2004 (Suntrust Bank SPA) (VMIG1)
12,000,000	2.00	01/05/2005	12,000,000
Virginia Commonwealth Transportation Board RB for Federal Highway Reimbursement Anticipation Note Series 2000 (AA/Aa2)
5,325,000	5.50	10/01/2005	5,462,457
Virginia State Public School Authority RB for School Equipment Financing Notes Issue VI Series 2000 (AA+/Aa2)
4,500,000	5.25	04/01/2005	4,545,428

			$43,582,885

Washington—4.5%
Energy Northwest Electric VRDN RB Floater-PT 2165 Series 2004 (FSA) (Merrill Lynch SPA) (F-1+)†
$5,420,000	2.03%	01/06/2005	$5,420,000
Energy Northwest Electric VRDN RB Merlots Series 2003-A04 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
8,750,000	2.06	01/05/2005	8,750,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Energy Northwest Electric VRDN RB P-Floats-PT 2186 Series 2004 (FSA) (Merrill Lynch SPA) (F-1+)†
$3,575,000	2.05%	01/06/2005	$3,575,000
Energy Northwest Electric VRDN RB P-Floats-PT 2236 (MBIA) (Merrill Lynch SPA) (F-1+)†
5,680,000	2.03	01/06/2005	5,680,000
Energy Northwest Electric VRDN RB Refunding Project No. 3 Series 2003 E (JP Morgan Chase & Co. LOC) (A-1+/ VMIG1)
66,725,000	2.00	01/05/2005	66,725,000
Grant County Public Utility District Eagle Trust Series 20014702 Class A (FSA) (Citibank SPA) (A-1)†
8,810,000	2.04	01/06/2005	8,810,000
King & Snohomish Counties Washington School District #417 Northshore GO VRDN P-Floats-PT 1445 Series 2002 (Merrill Lynch SPA) (A-1)†
5,205,000	2.03	01/06/2005	5,205,000
King County CP Series A (Bayerische Landesbank SPA) (A-1+)
17,000,000	1.75	01/20/2005	17,000,000
8,500,000	1.88	01/26/2005	8,500,000
16,700,000	1.75	02/22/2005	16,700,000
King County School District No. 401 Highline Public Schools GO VRDN PT 1423 (FGIC) (Merrill Lynch SPA) (A-1)†
11,120,000	2.03	01/06/2005	11,120,000
King County Sewer VRDN RB Merlots Series 2004 C 30 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)†
7,555,000	2.04	01/05/2005	7,555,000
Port Seattle VRDN RB Floaters Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)†
20,385,500	2.03	01/06/2005	20,385,500
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
13,870,000	2.06	01/05/2005	13,870,000
University of Washington VRDN RB for General Series 2004 B (AMBAC) (Bank of America SPA) (A-1+/ VMIG1)
3,200,000	1.96	01/05/2005	3,200,000
Washington State Eagle Tax-Exempt Trust Series 2000 Class A COPS (Citibank SPA) (A-1)†
12,000,000	2.04	01/06/2005	12,000,000
Washington State Eagle Tax-Exempt Trust Series 20024701 Class A (FSA) (Citibank SPA) (A-1)†
10,060,000	2.04	01/06/2005	10,060,000
Washington State Eagle Tax-Exempt Trust Series 20024703 Class A (MBIA) (Citibank SPA) (A-1)†
6,915,000	2.04	01/06/2005	6,915,000
Washington State Eagle Tax-Exempt Trust Series 984702 Class A (Citibank SPA) (A-1)†
6,500,000	2.04	01/06/2005	6,500,000
Washington State GO Series 2003 A (AA/Aa1)
6,780,000	5.00	07/01/2005	6,880,082
Washington State GO Eagle Tax-Exempt Trust Series 96C 4704 Class A (Citibank SPA) (A-1)†
8,525,000	2.04	01/06/2005	8,525,000
Washington State GO VRDN Floater-PA 1111 Series 2003 (Merrill Lynch SPA) (A-1)†
2,490,000	2.04	01/06/2005	2,490,000
Washington State GO VRDN for Merlots Series 2002 A57 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
20,465,000	2.06	01/05/2005	20,465,000
Washington State GO VRDN for Merlots Series 2002 A65 (Wachovia Bank N.A. SPA) (VMIG1)†
7,580,000	2.06	01/05/2005	7,580,000
Washington State GO VRDN for Merlots Series 2003 B23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
18,190,000	2.06	01/05/2005	18,190,000
Washington State GO VRDN for Merlots Series 2004 A-07 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
5,735,000	2.06	01/05/2005	5,735,000
Washington State GO VRDN for Merlots Series 2004 B 22 (FSA) (Wachovia Bank N.A. SPA) (A-1)†
4,995,000	2.04	01/05/2005	4,995,000
Washington State GO VRDN for Merlots Series 2004 C10 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)†
8,405,000	2.06	01/05/2005	8,405,000
Washington State GO VRDN P-Floats-PT 433 Floaters Series 2000 (Merrill Lynch SPA) (A-1)†
19,865,000	2.03	01/06/2005	19,865,000
Washington State GO VRDN P-Floats-PT 775 Series 2003 (FSA) (Svenska Handelsbanken SPA) (A-1+)†
2,310,000	2.05	01/06/2005	2,310,000
Washington State GO VRDN P-Floats-PT 1407 Series 2002 (Merrill Lynch SPA) (A-1)†
7,415,000	2.03	01/06/2005	7,415,000
Washington State GO VRDN P-Floats-PT 2093 Series 2004 (AMBAC) (Merrill Lynch SPA) (F-1+)†
8,960,000	2.03	01/06/2005	8,960,000
Washington State GO VRDN P-Floats-PT 2308 Series 2004 (MBIA) (Merrill Lynch SPA) (A-1)†
5,890,000	2.03	01/06/2005	5,890,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
22,400,000	2.00	01/05/2005	22,400,000
Washington State P-Floats-PT 1781 Series 2003 (MBIA) (Merrill Lynch SPA) (F-1+)*
7,050,000	1.25	04/07/2005	7,050,000
Washington State Public Power Supply System Nuclear Project No. 1 VRDN Refunding Series 1993 1A-2 (Bank of America LOC) (A-1+/ VMIG1)
3,340,000	1.97	01/05/2005	3,340,000

			$398,465,582

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Wisconsin—1.7%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 Class A (Citibank SPA) (A-1)†
$10,300,000	2.04%	01/06/2005	$10,300,000
Southeast Professional Baseball Park District Sales Tax Revenue VRDN P-Floats-PT 425 Series 2002 (MBIA) (Merrill Lynch SPA) (A-1)†
5,500,000	2.03	01/06/2005	5,500,000
Wisconsin Eagle Tax-Exempt Trust Series 20004901 Class A (Citibank SPA) (A-1)†
7,615,000	2.04	01/06/2005	7,615,000
Wisconsin State GO Series 2003 A (AA-/Aa3)
6,725,000	6.00	05/01/2005	6,814,965
Wisconsin State GO VRDN Floater-PT 1507 Series 2002 (FGIC) (Merrill Lynch SPA) (A-1)†
5,830,000	2.03	01/06/2005	5,830,000
Wisconsin State GO VRDN P-Floats-PT 2213 Series 2004 (MBIA) (Merrill Lynch SPA) (F-1+)†
30,020,000	2.03	01/06/2005	30,020,000
Wisconsin State GO VRDN Series 2004-901 (MBIA) (Morgan Stanley SPA) (VMIG1)†
6,000,000	2.03	01/06/2005	6,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Aurora Health Care, Inc. Series 1999 C (KBC Bank N.V./ Bank of Nova Scotia LOC) (A-1)
10,700,000	1.99	01/05/2005	10,700,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Landesbank Hessen-Thueringen SPA) (A-1)†
69,655,000	2.03	01/06/2005	69,655,000

			$152,434,965

Total Investments—100.7%			$8,898,259,324

>	All or portion represents a forward commitment.

†	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2004, these securities amounted to $1,986,078,000 or approximately 22.5% of net assets.

*	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2004, these securities amounted to $34,885,000 or approximately 0.4% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are obtained from Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited.

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CIFG	—	CDC IXIS Financial Guaranty
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IDRB	—	Industrial Development Revenue Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA—IBC	—	Insured by Municipal Bond Investors Assurance—Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
OSUF	—	Oklahoma State University Foundation
PCRB	—	Pollution Control Revenue Bond
P-Floats	—	Puttable Floating Rate Securities
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by-Purchase Agreement
TANS	—	Tax Anticipation Notes
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Note
XLCA	—	XL Capital Assurance
__________________________________________________________

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities
December 31, 2004

	Prime	Money
	Obligations	Market
	Fund	Fund

Assets:
Investment in securities, at value based on amortized cost	$20,723,967,072	$9,423,764,353
Repurchase agreements, at value based on amortized cost — unaffiliated issuers	569,200,000	800,800,000
Repurchase agreements, at value based on amortized cost — affiliated issuers	300,000,000	—
Cash	63,908	43,761
Receivables:
Investment securities sold	—	—
Interest	29,392,786	15,389,375
Fund shares sold	55,230	1,554,253
Reimbursements from investment adviser	—	—
Other assets	—	463

Total assets	21,622,678,996	10,241,552,205

Liabilities:
Payables:
Investment securities purchased	—	—
Income distribution	23,818,565	7,842,882
Fund shares repurchased	145,922	2,107,618
Amounts owed to affiliates	3,228,476	1,529,151
Accrued expenses	1,478,621	407,540

Total liabilities	28,671,584	11,887,191

Net Assets:
Paid-in capital	21,594,093,380	10,229,665,014
Undistributed net investment income	—	—
Accumulated net realized loss on investment transactions	(85,968)	—

Net assets	$21,594,007,412	$10,229,665,014

Net asset value, offering and redemption price per share:	$1.00	$1.00

Shares outstanding:
FST Shares	15,981,733,735	9,209,408,344
FST Select Shares	80,638,145	24,850,366
FST Preferred Shares	1,412,562,737	70,245,506
FST Capital Shares	241,806,185	12,974,465
FST Administration Shares	2,765,553,267	626,209,892
FST Service Shares	1,111,799,311	285,976,441

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	21,594,093,380	10,229,665,014

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$610,094,405	$2,128,674,432	$3,029,498,568	$8,540,521,124	$8,898,259,324
4,409,600,000	—	1,673,900,000	—	—
—	—	—	—	—
86,604	85,662	59,239	74,404	252,086
—	561,301,280	—	—	20,131,039
771,455	—	5,180,895	9,640,193	27,667,591
—	—	36,468	—	194,493
29,508	52,296	40,561	16,542	—
1,948	7,693	8,475	1,316	—

5,020,583,920	2,690,121,363	4,708,724,206	8,550,253,579	8,946,504,533

—	561,511,242	—	—	103,631,754
4,224,939	1,771,100	4,343,310	3,412,129	4,111,145
—	—	84,600,000	—	5,025
743,469	274,933	637,629	1,238,908	1,239,991
723,304	198,030	502,352	489,911	222,786

5,691,712	563,755,305	90,083,291	5,140,948	109,210,701

5,015,149,702	2,126,366,830	4,618,640,915	8,545,112,631	8,837,573,369
124,622	—	—	—	—
(382,116)	(772)	—	—	(279,537)

$5,014,892,208	$2,126,366,058	$4,618,640,915	$8,545,112,631	$8,837,293,832

$1.00	$1.00	$1.00	$1.00	$1.00

2,262,617,186	1,398,794,126	2,386,969,717	7,336,617,129	8,026,247,433
2,117	64,755	142,390,369	3,091	160,474,505
493,548,180	372,946,069	630,710,721	41,310,346	186,209,987
1,037,951	17,035,617	95,440,913	3,822,627	32,599,397
1,581,650,029	236,847,922	1,072,787,920	679,050,197	345,975,422
676,294,239	100,678,341	290,341,275	484,309,241	85,929,876

5,015,149,702	2,126,366,830	4,618,640,915	8,545,112,631	8,837,436,620

Goldman Sachs Trust—Financial Square Funds

Statements of Operations
For the Year Ended December 31, 2004

	Prime	Money
	Obligations	Market
	Fund	Fund

Investment income:
Interest—unaffiliated	$346,470,167	$139,547,335
Interest—affiliated	4,176,264	1,614,222

Total income	350,646,431	141,161,557

Expenses:
Non-Class Specific Expenses:
Management fees	51,199,664	20,176,560
Custody and accounting fees	1,653,468	770,851
Registration fees	317,216	112,235
Professional fees	63,881	68,083
Printing fees	31,542	30,836
Trustee fees	14,439	14,439
Other	653,418	270,061

Subtotal	53,933,628	21,443,065
Class Specific Expenses:
Administration Share fees	7,845,802	1,020,396
Service Share fees	4,329,075	1,427,799
Preferred Share fees	1,662,065	125,728
Capital Share fees	349,252	66,448
Select Share fees	29,082	11,403

Total expenses	68,148,904	24,094,839
Less—expense reductions	(8,741,959)	(3,445,289)

Net expenses	59,406,945	20,649,550

Net investment income	291,239,486	120,512,007

Net realized gain (loss) on investment transactions	771,611	356,438

Net increase in net assets resulting from operations	$292,011,097	$120,868,445

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government		Money Market
Fund	Fund	Fund	Federal Fund	Fund

$53,596,683	$17,431,606	$54,980,698	$102,066,041	$97,603,690
653,341	—	2,108,115	—	—

54,250,024	17,431,606	57,088,813	102,066,041	97,603,690

8,184,198	2,739,602	8,121,656	15,217,838	16,498,392
497,528	292,742	454,549	634,500	663,792
122,708	75,973	125,370	155,312	99,427
60,600	56,600	58,480	65,600	62,872
31,077	31,077	31,066	30,931	30,849
14,439	14,439	14,439	14,439	14,439
139,881	71,957	115,560	221,623	182,108

9,050,431	3,282,390	8,921,120	16,340,243	17,551,879

3,483,992	544,824	2,235,766	1,050,932	709,600
2,508,192	450,520	1,321,127	2,288,511	316,744
469,506	13,877	487,536	101,091	199,856
5,167	38,925	122,083	5,848	18,891
741	45	33,153	1	50,285

15,518,029	4,330,581	13,120,785	19,786,626	18,847,255
(906,677)	(556,778)	(1,631,964)	(1,197,146)	(3,055,158)

14,611,352	3,773,803	11,488,821	18,589,480	15,792,097

39,638,672	13,657,803	45,599,992	83,476,561	81,811,593

(382,116)	190,318	3,803	120,922	(92,197)

$39,256,556	$13,848,121	$45,603,795	$83,597,483	$81,719,396

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets
For the Year Ended December 31, 2004

	Prime	Money
	Obligations	Market
	Fund	Fund

From operations:
Net investment income	$291,239,486	$120,512,007
Net realized gain (loss) on investment transactions	771,611	356,438

Net increase in net assets resulting from operations	292,011,097	120,868,445

Distributions to shareholders:
From net investment income
FST Shares	(231,767,815)	(112,081,054)
FST Select Shares	(1,147,793)	(464,767)
FST Preferred Shares	(18,831,911)	(1,435,181)
FST Capital Shares	(2,492,876)	(437,748)
FST Administration Shares	(31,298,177)	(4,293,670)
FST Service Shares	(6,558,493)	(2,156,025)

Total distributions to shareholders	(292,097,065)	(120,868,445)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	198,626,247,750	53,246,533,953
Proceeds received in connection with merger	118,576,062	—
Reinvestment of dividends and distributions	104,083,915	64,407,536
Cost of shares repurchased	(205,779,728,582)	(54,452,942,253)

Net increase (decrease) in net assets resulting from share transactions	(6,930,820,855)	(1,142,000,764)

Total increase (decrease)	(6,930,906,823)	(1,142,000,764)
Net assets:
Beginning of year	28,524,914,235	11,371,665,778

End of year	$21,594,007,412	$10,229,665,014

Undistributed net investment income	$—	$—

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$39,638,672	$13,657,803	$45,599,992	$83,476,561	$81,811,593
(382,116)	190,318	3,803	120,922	(92,197)

39,256,556	13,848,121	45,603,795	83,597,483	81,719,396

(18,759,296)	(11,060,420)	(27,024,362)	(75,198,250)	(75,450,477)
(20,334)	(1,969)	(1,339,445)	(60)	(1,706,359)
(4,860,623)	(175,927)	(5,611,944)	(1,039,424)	(1,874,561)
(26,582)	(234,969)	(892,716)	(39,599)	(117,030)
(12,522,007)	(1,874,162)	(8,820,087)	(4,207,112)	(2,298,727)
(3,325,208)	(501,446)	(1,915,241)	(3,113,038)	(364,439)

(39,514,050)	(13,848,893)	(45,603,795)	(83,597,483)	(81,811,593)

30,806,582,717	9,643,417,022	31,090,402,852	32,658,000,785	44,722,231,278
—	—	—	—	—
13,642,007	3,428,548	18,324,949	62,162,740	53,945,332
(29,788,471,674)	(8,656,710,800)	(30,243,062,061)	(32,289,700,292)	(43,607,686,452)

1,031,753,050	990,134,770	865,665,740	430,463,233	1,168,490,158

1,031,495,556	990,133,998	865,665,740	430,463,233	1,168,397,961
3,983,396,652	1,136,232,060	3,752,975,175	8,114,649,398	7,668,895,871

$5,014,892,208	$2,126,366,058	$4,618,640,915	$8,545,112,631	$8,837,293,832

$124,622	$—	$—	$—	$—

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets
For the Year Ended December 31, 2003

	Prime	Money
	Obligations	Market
	Fund	Fund

From operations:
Net investment income	$268,511,622	$112,790,371
Net realized gain (loss) on investment transactions	267,584	99,704

Net increase in net assets resulting from operations	268,779,206	112,890,075

Distributions to shareholders:
From net investment income
FST Shares	(215,994,373)	(105,482,669)
FST Select Shares	(1,423,245)	(618,328)
FST Preferred Shares	(17,097,317)	(1,236,439)
FST Capital Shares	(2,899,080)	(174,606)
FST Administration Shares	(25,849,019)	(3,398,251)
FST Service Shares	(5,516,172)	(1,979,782)

Total distributions to shareholders	(268,779,206)	(112,890,075)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	225,087,976,745	69,260,071,771
Reinvestment of dividends and distributions	119,207,698	60,261,263
Cost of shares repurchased	(226,225,840,901)	(68,212,292,973)

Net increase (decrease) in net assets resulting from share transactions	(1,018,656,458)	1,108,040,061

Total increase (decrease)	(1,018,656,458)	1,108,040,061
Net assets:
Beginning of year	29,543,570,693	10,263,625,717

End of year	$28,524,914,235	$11,371,665,778

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$34,734,419	$8,603,775	$40,691,235	$78,638,718	$56,017,377
2,011,255	525,657	132,562	1,023,647	(187,340)

36,745,674	9,129,432	40,823,797	79,662,365	55,830,037

(17,437,213)	(7,361,361)	(24,508,107)	(72,022,335)	(52,104,038)
(620,741)	(4,742)	(1,392,138)	(185)	(204,005)
(4,988,134)	(191,426)	(4,163,954)	(881,502)	(1,672,154)
(63,479)	(24,544)	(1,180,290)	(29,582)	(22,700)
(10,578,410)	(1,234,309)	(8,020,716)	(4,149,757)	(1,782,793)
(3,057,697)	(313,050)	(1,558,592)	(2,579,004)	(231,687)

(36,745,674)	(9,129,432)	(40,823,797)	(79,662,365)	(56,017,377)

25,866,324,129	6,717,213,489	32,965,605,463	34,866,591,689	35,564,333,193
13,065,921	2,450,576	17,072,247	57,770,699	40,356,091
(27,398,313,328)	(6,891,820,130)	(34,842,459,560)	(37,223,034,176)	(32,934,054,242)

(1,518,923,278)	(172,156,065)	(1,859,781,850)	(2,298,671,788)	2,670,635,042

(1,518,923,278)	(172,156,065)	(1,859,781,850)	(2,298,671,788)	2,670,447,702
5,502,319,930	1,308,388,125	5,612,757,025	10,413,321,186	4,998,448,169

$3,983,396,652	$1,136,232,060	$3,752,975,175	$8,114,649,398	$7,668,895,871

Goldman Sachs Trust-Financial Square Funds

Notes to Financial Statements
December 31, 2004

1. Organization

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) (the “Act”) as an open-end, management investment company. The Trust includes the Financial Square Funds, collectively, “the Funds,” or individually, a “Fund.” Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market. The Funds offer six classes of shares — FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares and FST Service Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—

Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—

Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes—

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are declared and recorded daily and paid monthly by the Funds.
   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. The tax character of distributions paid during the fiscal year ended December 31, 2004 was ordinary income for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government and Federal Funds and tax-exempt income for the Tax-Free Money Market Fund.
   As of December 31, 2004, the components of accumulated earnings (losses) on a tax basis consisted primarily of capital loss carryforwards and certain timing differences, if any. Such timing differences include post-October losses of approximately $439,000, $465,000, $79,000, $2,000 and $5,000 on the Prime Obligations, Treasury Obligations, Treasury Instruments, Government and Tax-Free Money Market Funds, respectively.

   At December 31, 2004, the following Fund had a capital loss carryforward for U.S. federal tax purposes of approximately:

	Year of
Fund	Expiration	Amount

Tax-Free Money Market	2011	$187,000
	2012	87,000

	Total	$274,000

   These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws and regulations. Expiration occurs on December 31 of the year indicated.
   The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

D. Expenses—

Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro-rata basis depending upon the nature of the expense. FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares bear all expenses and fees relating to their respective service plans.

E. Forward Commitment Transactions—

The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond a customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

F. Repurchase Agreements—

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
   Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2004

3. Agreements

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, at an annual percentage rate equal to .205% of each Fund’s average daily net assets.
   For the year ended December 31, 2004, GSAM has voluntarily agreed to waive a portion of its Management Fee equal annually to .035% of the average daily net assets of Prime Obligations, Money Market, Government and Tax-Free Money Market Funds and .015% of the average daily net assets of the Treasury Obligations, Treasury Instruments and Federal Funds.
   Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Select service fees, Preferred administration fees, Capital administration fees, Administration fees, Service fees, taxes, interest and brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, .014% of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
   In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. Such custody expense reductions are in addition to other expenses reimbursed by the adviser.
For the year ended December 31, 2004, expense reductions were as follows (in thousands):

		Other
		Expenses	Custody
	Management	Reimbursed	Expense
Fund	Fees Waived	by Adviser	Reductions	Total

Prime Obligations	$8,741	$—	$1	$8,742

Money Market	3,444	—	1	3,445

Treasury Obligations	599	307	1	907

Treasury Instruments	200	356	1	557

Government	1,386	245	1	1,632

Federal	1,113	83	1	1,197

Tax-Free Money Market	2,817	—	238	3,055

   Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no separate fee.

   At December 31, 2004, the amounts owed to affiliates were as follows (in thousands):

		Affiliated
Fund	Management	Dealers	Total

Prime Obligations	$3,228	$—	$3,228

Money Market	1,526	3	1,529

Treasury Obligations	743	—	743

Treasury Instruments	275	—	275

Government	638	—	638

Federal	1,239	—	1,239

Tax-Free Money Market	1,240	—	1,240

4. Select, Preferred, Capital, Administration and Service Plans

The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.15%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net asset value of the respective shares.

5. Line of Credit Facility

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the year ended December 31, 2004, the Funds did not have any borrowings under this facility.

6. Portfolio Concentrations

As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2004

7. Other Matters

Exemptive Orders— Pursuant to Securities and Exchange Commission (“SEC”) exemptive orders, the Goldman Sachs Money Market Funds may enter into certain principal transactions with Goldman Sachs.

Legal Proceedings— Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSAM, Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The amended complaint alleges violations of the Act, the Investment Advisers Act of 1940 and New York General Business Law. The consolidated and amended complaint also asserts claims involving common law breach of fiduciary duty, aiding and abetting breach of fiduciary duty and unjust enrichment. The consolidated and amended complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The consolidated and amended complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties by, among other things, permitting the payments to occur. The consolidated and amended complaint also alleges that GSAM used 12b-1 fees for improper purposes and made improper use of soft dollars. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

Mergers and Reorganizations— At a meeting held on August 5, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisition of the Golden Oak Prime Obligation Money Market Portfolio by the Goldman Sachs Financial Square Prime Obligations Fund. The acquisition was completed on September 28, 2004.

   Pursuant to the Agreement, the assets and liabilities of the Golden Oak Prime Obligation Money Market Portfolio Institutional Class and Administration Class were transferred into the Goldman Sachs Financial Square Prime Obligations Fund FST Shares and FST Administration Shares, respectively, in a tax-free exchange as follows:

			Acquired
			Fund’s
			Shares
	Exchanged		Outstanding
	Shares of	Value of	as of
	Survivor	Exchanged	September 28,
Survivor/ Acquired Fund	Issued	Shares	2004

Goldman Sachs Financial Square Prime Obligations FST Shares/
Golden Oak Prime Obligation Money Market Institutional Class	108,682,365	$108,682,365	108,682,365

Goldman Sachs Financial Square Prime Obligations FST Administration Shares/
Golden Oak Prime Obligation Money Market Administration Class	9,893,697	$9,893,697	9,893,697

   The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition).

Survivor
	Survivor	Acquired	Fund’s
	Fund’s	Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets
	Net Assets	Net Assets	immediately
	Before	before	after
Survivor/ Acquired Fund	acquisition	acquisition	acquisition

Goldman Sachs Financial Square Prime Obligations/
Golden Oak Prime Obligation Money Market	$23,861,383,951	$118,576,062	$23,979,960,013

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2004

8. Summary of Share Transactions (at $1.00 per share)

Share activity for the year ended December 31, 2004 is as follows:

	Prime
	Obligations	Money Market
	Fund	Fund

FST Shares:
Shares sold	149,415,996,379	46,393,669,794
Shares issued in connection with the merger	108,682,365	—
Reinvestment of dividends and distributions	80,817,800	58,643,025
Shares repurchased	(156,374,272,445)	(47,632,216,284)

	(6,768,775,901)	(1,179,903,465)

FST Select Shares:
Shares sold	1,970,685,984	253,161,352
Reinvestment of dividends and distributions	1,062,505	449,569
Shares repurchased	(1,944,969,503)	(321,798,210)

	26,778,986	(68,187,289)

FST Preferred Shares:
Shares sold	14,113,619,114	818,442,242
Reinvestment of dividends and distributions	11,593,336	1,344,407
Shares repurchased	(14,140,620,108)	(862,840,235)

	(15,407,658)	(43,053,586)

FST Capital Shares:
Shares sold	3,389,819,750	278,191,169
Reinvestment of dividends and distributions	830,793	321,303
Shares repurchased	(3,488,186,721)	(289,718,321)

	(97,536,178)	(11,205,849)

FST Administration Shares:
Shares sold	21,608,109,850	4,687,922,615
Shares issued in connection with the merger	9,893,697	—
Reinvestment of dividends and distributions	6,244,247	2,427,464
Shares repurchased	(21,939,474,763)	(4,511,430,547)

	(315,226,969)	178,919,532

FST Service Shares:
Shares sold	8,128,016,673	815,146,781
Reinvestment of dividends and distributions	3,535,234	1,221,768
Shares repurchased	(7,892,205,042)	(834,938,656)

	239,346,865	(18,570,107)

Net increase (decrease) in shares	(6,930,820,855)	(1,142,000,764)

Treasury	Treasury
Obligations	Instruments	Government	Federal	Tax-Free Money
Fund	Fund	Fund	Fund	Market Fund

10,166,558,155	6,973,922,693	14,573,907,886	25,756,264,216	41,750,864,583
—	—	—	—	—
9,290,243	2,745,806	10,863,417	58,651,227	52,374,661
(9,613,247,054)	(6,383,621,751)	(14,103,872,859)	(25,554,342,356)	(40,829,163,690)

562,601,344	593,046,748	480,898,444	260,573,087	974,075,554

11,900,000	7,563,069	1,473,179,340	34	644,350,588
20,156	843	1,282,323	35	559,889
(21,431,118)	(7,500,277)	(1,446,204,407)	(16,251)	(560,247,084)

(9,510,962)	63,635	28,257,256	(16,182)	84,663,393

1,919,911,721	416,577,756	3,019,180,291	736,373,293	678,274,393
300,025	94,547	2,536,735	180,974	272,918
(1,927,894,737)	(51,778,987)	(2,824,701,648)	(803,880,638)	(696,441,417)

(7,682,991)	364,893,316	197,015,378	(67,326,371)	(17,894,106)

9,148,174	80,530,513	4,218,956,832	—	113,077,484
9,630	221,680	476,523	39,598	85,674
(19,100,000)	(86,378,621)	(4,241,408,195)	(965,000)	(83,347,160)

(9,942,196)	(5,626,428)	(21,974,840)	(925,402)	29,815,998

14,596,691,379	1,501,060,807	5,969,286,537	2,647,893,579	889,592,449
—	—	—	—	—
1,360,373	171,197	2,443,953	1,669,472	477,059
(14,215,764,003)	(1,452,069,341)	(5,833,706,630)	(2,390,260,155)	(817,758,779)

382,287,749	49,162,663	138,023,860	259,302,896	72,310,729

4,102,373,288	663,762,184	1,835,891,966	3,517,469,663	646,071,781
2,661,580	194,475	721,998	1,621,434	175,131
(3,991,034,762)	(675,361,823)	(1,793,168,322)	(3,540,235,892)	(620,728,322)

114,000,106	(11,405,164)	43,445,642	(21,144,795)	25,518,590

1,031,753,050	990,134,770	865,665,740	430,463,233	1,168,490,158

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2004

Share activity for the year ended December 31, 2003 is as follows:

	Prime
	Obligations	Money Market
	Fund	Fund

FST Shares:
Shares sold	172,811,517,351	62,660,685,275
Reinvestment of dividends and distributions	96,091,795	55,174,520
Shares repurchased	(172,722,811,886)	(61,521,396,137)

	184,797,260	1,194,463,658

FST Select Shares:
Shares sold	2,656,012,319	761,238,343
Reinvestment of dividends and distributions	1,115,648	606,864
Shares repurchased	(2,799,045,343)	(671,553,111)

	(141,917,376)	90,292,096

FST Preferred Shares:
Shares sold	16,016,232,199	754,996,661
Reinvestment of dividends and distributions	11,176,931	1,184,863
Shares repurchased	(16,951,764,867)	(819,561,521)

	(924,355,737)	(63,379,997)

FST Capital Shares:
Shares sold	4,340,557,731	37,679,143
Reinvestment of dividends and distributions	454,015	172,532
Shares repurchased	(4,430,363,397)	(13,672,366)

	(89,351,651)	24,179,309

FST Administration Shares:
Shares sold	20,429,710,746	4,085,890,635
Reinvestment of dividends and distributions	7,142,395	2,177,269
Shares repurchased	(20,283,839,939)	(4,121,136,043)

	153,013,202	(33,068,139)

FST Service Shares:
Shares sold	8,833,946,399	959,581,714
Reinvestment of dividends and distributions	3,226,914	945,215
Shares repurchased	(9,038,015,469)	(1,064,973,795)

	(200,842,156)	(104,446,866)

Net increase (decrease) in shares	(1,018,656,458)	1,108,040,061

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

11,063,249,161	4,463,918,390	16,277,555,979	27,366,286,190	33,019,921,699
8,225,115	1,790,706	9,067,140	54,318,562	39,376,645
(11,638,885,984)	(4,630,997,116)	(17,443,088,876)	(29,300,402,600)	(30,544,377,238)

(567,411,708)	(165,288,020)	(1,156,465,757)	(1,879,797,848)	2,514,921,106

40,000,000	30,000,000	495,505,489	161	198,230,268
574,483	3,192	1,218,237	29	84,149
(97,499,895)	(35,006,275)	(625,989,114)	—	(122,533,379)

(56,925,412)	(5,003,083)	(129,265,388)	190	75,781,038

1,383,344,871	40,792,550	6,209,624,911	691,224,728	511,714,412
377,606	123,988	2,729,162	109,022	132,274
(1,720,989,090)	(61,537,188)	(6,768,706,427)	(704,440,767)	(485,562,793)

(337,266,613)	(20,620,650)	(556,352,354)	(13,107,017)	26,283,893

10,994,166	296,373,878	3,121,738,293	5,102,442	2,484,472
14,803	23,080	849,849	29,582	18,320
(29,827)	(287,349,268)	(3,032,632,013)	(385,000)	(6,940,858)

10,979,142	9,047,690	89,956,129	4,747,024	(4,438,066)

8,306,001,939	1,220,604,537	5,298,096,032	2,649,221,538	1,369,677,183
1,594,356	405,682	2,795,241	1,839,467	632,852
(8,504,998,895)	(1,241,511,087)	(5,310,527,605)	(2,916,896,125)	(1,303,431,828)

(197,402,600)	(20,500,868)	(9,636,332)	(265,835,120)	66,878,207

5,062,733,992	665,524,134	1,563,084,759	4,154,756,630	462,305,159
2,279,558	103,928	412,618	1,474,037	111,851
(5,435,909,637)	(635,419,196)	(1,661,515,525)	(4,300,909,684)	(471,208,146)

(370,896,087)	30,208,866	(98,018,148)	(144,679,017)	(8,791,136)

(1,518,923,278)	(172,156,065)	(1,859,781,850)	(2,298,671,788)	2,670,635,042

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
Year—Share Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2004-FST	$1.00	$0.012	$(0.012)	$1.00	1.25%	$15,981,734	0.18%	1.22%	0.22%	1.18%
2004-FST Select	1.00	0.012	(0.012)	1.00	1.22	80,638	0.21	1.18	0.25	1.14
2004-FST Preferred	1.00	0.011	(0.011)	1.00	1.15	1,412,563	0.28	1.13	0.32	1.09
2004-FST Capital	1.00	0.011	(0.011)	1.00	1.10	241,806	0.33	1.07	0.37	1.03
2004-FST Administration	1.00	0.010	(0.010)	1.00	1.00	2,765,553	0.43	0.99	0.47	0.95
2004-FST Service	1.00	0.007	(0.007)	1.00	0.75	1,111,799	0.68	0.75	0.72	0.71

2003-FST	1.00	0.011	(0.011)	1.00	1.06	22,750,510	0.18	1.07	0.22	1.03
2003-FST Select	1.00	0.010	(0.010)	1.00	1.03	53,859	0.21	1.06	0.25	1.02
2003-FST Preferred	1.00	0.010	(0.010)	1.00	0.96	1,427,970	0.28	0.96	0.32	0.92
2003-FST Capital	1.00	0.009	(0.009)	1.00	0.91	339,342	0.33	0.94	0.37	0.90
2003-FST Administration	1.00	0.008	(0.008)	1.00	0.81	3,080,780	0.43	0.80	0.47	0.76
2003-FST Service	1.00	0.006	(0.006)	1.00	0.56	872,453	0.68	0.56	0.72	0.52

2002-FST	1.00	0.02	(0.02)	1.00	1.75	22,565,712	0.18	1.74	0.22	1.70
2002-FST Select	1.00	0.02	(0.02)	1.00	1.72	195,777	0.21	1.70	0.25	1.66
2002-FST Preferred	1.00	0.02	(0.02)	1.00	1.65	2,352,326	0.28	1.60	0.32	1.56
2002-FST Capital (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	428,694	0.33 (c)	1.29 (c)	0.37 (c)	1.25 (c)
2002-FST Administration	1.00	0.01	(0.01)	1.00	1.50	2,927,767	0.43	1.48	0.47	1.44
2002-FST Service	1.00	0.01	(0.01)	1.00	1.24	1,073,295	0.68	1.24	0.72	1.20

2001-FST	1.00	0.04	(0.04)	1.00	4.15	25,429,443	0.18	3.87	0.23	3.82
2001-FST Select	1.00	0.04	(0.04)	1.00	4.12	189,492	0.21	3.41	0.26	3.36
2001-FST Preferred	1.00	0.04	(0.04)	1.00	4.05	1,003,414	0.28	3.72	0.33	3.67
2001-FST Administration	1.00	0.04	(0.04)	1.00	3.89	2,803,798	0.43	3.64	0.48	3.59
2001-FST Service	1.00	0.04	(0.04)	1.00	3.63	1,225,547	0.68	3.46	0.73	3.41

2000-FST	1.00	0.06	(0.06)	1.00	6.44	12,777,000	0.18	6.32	0.22	6.28
2000-FST Select (commenced January 31)	1.00	0.06	(0.06)	1.00	5.93	70,819	0.21 (c)	6.48 (c)	0.25 (c)	6.44 (c)
2000-FST Preferred	1.00	0.06	(0.06)	1.00	6.34	454,883	0.28	6.21	0.32	6.17
2000-FST Administration	1.00	0.06	(0.06)	1.00	6.18	2,084,745	0.43	6.09	0.47	6.05
2000-FST Service	1.00	0.06	(0.06)	1.00	5.91	1,005,373	0.68	5.81	0.72	5.77

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
Year—Share Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2004-FST	$1.00	$0.013	$(0.013)	$1.00	1.26%	$9,209,408	0.18%	1.25%	0.22%	1.21%
2004-FST Select	1.00	0.012	(0.012)	1.00	1.23	24,850	0.21	1.22	0.25	1.18
2004-FST Preferred	1.00	0.012	(0.012)	1.00	1.16	70,246	0.28	1.14	0.32	1.10
2004-FST Capital	1.00	0.011	(0.011)	1.00	1.11	12,975	0.33	0.98	0.37	0.94
2004-FST Administration	1.00	0.010	(0.010)	1.00	1.01	626,210	0.43	1.05	0.47	1.01
2004-FST Service	1.00	0.008	(0.008)	1.00	0.76	285,976	0.68	0.75	0.72	0.71

2003-FST	1.00	0.011	(0.011)	1.00	1.06	10,389,312	0.18	1.07	0.22	1.03
2003-FST Select	1.00	0.010	(0.010)	1.00	1.03	93,038	0.21	1.03	0.25	0.99
2003-FST Preferred	1.00	0.010	(0.010)	1.00	0.96	113,299	0.28	0.98	0.32	0.94
2003-FST Capital	1.00	0.009	(0.009)	1.00	0.91	24,180	0.33	0.85	0.37	0.81
2003-FST Administration	1.00	0.008	(0.008)	1.00	0.81	447,290	0.43	0.81	0.47	0.77
2003-FST Service	1.00	0.006	(0.006)	1.00	0.56	304,547	0.68	0.57	0.72	0.53

2002-FST	1.00	0.02	(0.02)	1.00	1.75	9,194,848	0.18	1.76	0.22	1.72
2002-FST Select	1.00	0.02	(0.02)	1.00	1.72	2,746	0.21	1.81	0.25	1.77
2002-FST Preferred	1.00	0.02	(0.02)	1.00	1.65	176,679	0.28	1.62	0.32	1.58
2002-FST Capital (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	1	0.33 (c)	1.73 (c)	0.37 (c)	1.69 (c)
2002-FST Administration	1.00	0.01	(0.01)	1.00	1.50	480,359	0.43	1.50	0.47	1.46
2002-FST Service	1.00	0.01	(0.01)	1.00	1.24	408,993	0.68	1.24	0.72	1.20

2001-FST	1.00	0.04	(0.04)	1.00	4.16	15,909,394	0.18	3.74	0.23	3.69
2001-FST Select	1.00	0.04	(0.04)	1.00	4.13	301,797	0.21	3.79	0.26	3.74
2001-FST Preferred	1.00	0.04	(0.04)	1.00	4.06	194,015	0.28	4.22	0.33	4.17
2001-FST Administration	1.00	0.04	(0.04)	1.00	3.91	645,588	0.43	3.72	0.48	3.67
2001-FST Service	1.00	0.04	(0.04)	1.00	3.65	492,794	0.68	3.52	0.73	3.47

2000-FST	1.00	0.06	(0.06)	1.00	6.44	5,954,862	0.18	6.25	0.22	6.21
2000-FST Select (commenced January 31)	1.00	0.06	(0.06)	1.00	5.93	22,595	0.21 (c)	6.41 (c)	0.25 (c)	6.37 (c)
2000-FST Preferred	1.00	0.06	(0.06)	1.00	6.34	163,779	0.28	6.11	0.32	6.07
2000-FST Administration	1.00	0.06	(0.06)	1.00	6.18	421,498	0.43	6.02	0.47	5.98
2000-FST Service	1.00	0.06	(0.06)	1.00	5.92	396,927	0.68	5.78	0.72	5.74

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
Year—Share Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2004-FST	$1.00	$0.011	$(0.011)	$1.00	1.14%	$2,262,617	0.20%	1.16%	0.22%	1.14%
2004-FST Select	1.00	0.011	(0.011)	1.00	1.11	2	0.23	0.82	0.25	0.80
2004-FST Preferred	1.00	0.010	(0.010)	1.00	1.04	493,548	0.30	1.04	0.32	1.02
2004-FST Capital	1.00	0.010	(0.010)	1.00	0.99	1,038	0.35	0.77	0.37	0.75
2004-FST Administration	1.00	0.009	(0.009)	1.00	0.89	1,581,650	0.45	0.90	0.47	0.88
2004-FST Service	1.00	0.006	(0.006)	1.00	0.64	676,295	0.70	0.67	0.72	0.65

2003-FST	1.00	0.010	(0.010)	1.00	0.96	1,700,016	0.20	0.92	0.22	0.90
2003-FST Select	1.00	0.009	(0.009)	1.00	0.93	9,513	0.23	0.88	0.25	0.86
2003-FST Preferred	1.00	0.009	(0.009)	1.00	0.86	501,231	0.30	0.82	0.32	0.80
2003-FST Capital	1.00	0.008	(0.008)	1.00	0.81	10,980	0.35	0.72	0.37	0.70
2003-FST Administration	1.00	0.007	(0.007)	1.00	0.71	1,199,363	0.45	0.67	0.47	0.65
2003-FST Service	1.00	0.005	(0.005)	1.00	0.46	562,294	0.70	0.44	0.72	0.42

2002-FST	1.00	0.02	(0.02)	1.00	1.65	2,267,428	0.20	1.58	0.22	1.56
2002-FST Select	1.00	0.02	(0.02)	1.00	1.62	66,438	0.23	1.53	0.25	1.51
2002-FST Preferred	1.00	0.02	(0.02)	1.00	1.55	838,498	0.30	1.44	0.32	1.42
2002-FST Capital (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35 (c)	1.38 (c)	0.37 (c)	1.36 (c)
2002-FST Administration	1.00	0.01	(0.01)	1.00	1.40	1,396,765	0.45	1.31	0.47	1.29
2002-FST Service	1.00	0.01	(0.01)	1.00	1.15	933,190	0.70	1.06	0.72	1.04

2001-FST	1.00	0.04	(0.04)	1.00	3.87	3,985,276	0.20	3.66	0.23	3.63
2001-FST Select	1.00	0.04	(0.04)	1.00	3.83	70,040	0.23	1.83	0.26	1.80
2001-FST Preferred	1.00	0.04	(0.04)	1.00	3.76	205,440	0.30	4.06	0.33	4.03
2001-FST Administration	1.00	0.04	(0.04)	1.00	3.61	1,515,737	0.45	3.54	0.48	3.51
2001-FST Service	1.00	0.03	(0.03)	1.00	3.35	1,155,241	0.70	3.09	0.73	3.06

2000-FST	1.00	0.06	(0.06)	1.00	6.18	2,493,450	0.18	6.04	0.23	5.99
2000-FST Select (commenced January 31)	1.00	0.06	(0.06)	1.00	5.75	1	0.21 (c)	6.33 (c)	0.26 (c)	6.28 (c)
2000-FST Preferred	1.00	0.06	(0.06)	1.00	6.08	271,388	0.28	5.95	0.33	5.90
2000-FST Administration	1.00	0.06	(0.06)	1.00	5.92	1,379,728	0.43	5.83	0.48	5.78
2000-FST Service	1.00	0.06	(0.06)	1.00	5.66	676,118	0.68	5.55	0.73	5.50

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
Year—Share Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2004-FST	$1.00	$0.011	$(0.011)	$1.00	1.08%	$1,398,794	0.20%	1.11%	0.24%	1.07%
2004-FST Select	1.00	0.010	(0.010)	1.00	1.05	65	0.23	1.27	0.27	1.23
2004-FST Preferred	1.00	0.010	(0.010)	1.00	0.98	372,946	0.30	1.26	0.34	1.22
2004-FST Capital	1.00	0.009	(0.009)	1.00	0.93	17,035	0.35	0.89	0.39	0.85
2004-FST Administration	1.00	0.008	(0.008)	1.00	0.83	236,848	0.45	0.84	0.49	0.80
2004-FST Service	1.00	0.006	(0.006)	1.00	0.58	100,678	0.70	0.54	0.74	0.50

2003-FST	1.00	0.009	(0.009)	1.00	0.89	805,747	0.20	0.84	0.25	0.79
2003-FST Select	1.00	0.009	(0.009)	1.00	0.86	1	0.23	0.83	0.28	0.78
2003-FST Preferred	1.00	0.008	(0.008)	1.00	0.79	8,053	0.30	0.77	0.35	0.72
2003-FST Capital	1.00	0.007	(0.007)	1.00	0.74	22,662	0.35	0.70	0.40	0.65
2003-FST Administration	1.00	0.006	(0.006)	1.00	0.64	187,685	0.45	0.59	0.50	0.54
2003-FST Service	1.00	0.004	(0.004)	1.00	0.39	112,084	0.70	0.33	0.75	0.28

2002-FST	1.00	0.02	(0.02)	1.00	1.57	971,035	0.20	1.47	0.25	1.42
2002-FST Select	1.00	0.02	(0.02)	1.00	1.54	5,004	0.23	1.76	0.28	1.71
2002-FST Preferred	1.00	0.01	(0.01)	1.00	1.47	28,674	0.30	1.39	0.35	1.34
2002-FST Capital (commenced August 12)	1.00	0.01	(0.01)	1.00	0.52	13,614	0.35 (c)	1.09 (c)	0.40 (c)	1.04 (c)
2002-FST Administration	1.00	0.01	(0.01)	1.00	1.31	208,186	0.45	1.14	0.50	1.09
2002-FST Service	1.00	0.01	(0.01)	1.00	1.06	81,875	0.70	0.98	0.75	0.93

2001-FST	1.00	0.04	(0.04)	1.00	3.79	1,161,245	0.20	3.52	0.26	3.46
2001-FST Select	1.00	0.04	(0.04)	1.00	3.75	12,052	0.23	1.91	0.29	1.85
2001-FST Preferred	1.00	0.04	(0.04)	1.00	3.68	50,561	0.30	3.32	0.36	3.26
2001-FST Administration	1.00	0.03	(0.03)	1.00	3.53	117,089	0.45	3.22	0.51	3.16
2001-FST Service	1.00	0.03	(0.03)	1.00	3.27	115,500	0.70	3.01	0.76	2.95

2000-FST	1.00	0.06	(0.06)	1.00	5.90	734,427	0.18	5.80	0.28	5.70
2000-FST Select (commenced January 31)	1.00	0.05	(0.05)	1.00	5.44	1	0.21 (c)	5.85 (c)	0.31 (c)	5.75 (c)
2000-FST Preferred	1.00	0.06	(0.06)	1.00	5.79	2,380	0.28	5.67	0.38	5.57
2000-FST Administration	1.00	0.06	(0.06)	1.00	5.64	42,533	0.43	5.40	0.53	5.30
2000-FST Service	1.00	0.05	(0.05)	1.00	5.38	68,194	0.68	5.18	0.78	5.08

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
Year—Share Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2004-FST	$1.00	$0.012	$(0.012)	$1.00	1.23%	$2,386,970	0.18%	1.27%	0.22%	1.23%
2004-FST Select	1.00	0.012	(0.012)	1.00	1.20	142,390	0.21	1.21	0.25	1.17
2004-FST Preferred	1.00	0.011	(0.011)	1.00	1.13	630,711	0.28	1.15	0.32	1.11
2004-FST Capital	1.00	0.011	(0.011)	1.00	1.08	95,441	0.33	1.10	0.37	1.06
2004-FST Administration	1.00	0.010	(0.010)	1.00	0.98	1,072,788	0.43	0.99	0.47	0.95
2004-FST Service	1.00	0.007	(0.007)	1.00	0.73	290,341	0.68	0.72	0.72	0.68

2003-FST	1.00	0.010	(0.010)	1.00	1.04	1,906,071	0.18	1.05	0.22	1.01
2003-FST Select	1.00	0.010	(0.010)	1.00	1.01	114,133	0.21	1.02	0.25	0.98
2003-FST Preferred	1.00	0.009	(0.009)	1.00	0.94	433,695	0.28	0.96	0.32	0.92
2003-FST Capital	1.00	0.009	(0.009)	1.00	0.89	117,416	0.33	0.87	0.37	0.83
2003-FST Administration	1.00	0.008	(0.008)	1.00	0.79	934,764	0.43	0.78	0.47	0.74
2003-FST Service	1.00	0.005	(0.005)	1.00	0.54	246,896	0.68	0.54	0.72	0.50

2002-FST	1.00	0.02	(0.02)	1.00	1.69	3,062,537	0.18	1.68	0.22	1.64
2002-FST Select	1.00	0.02	(0.02)	1.00	1.66	243,398	0.21	1.60	0.25	1.56
2002-FST Preferred	1.00	0.02	(0.02)	1.00	1.59	990,048	0.28	1.58	0.32	1.54
2002-FST Capital (commenced August 12)	1.00	0.01	(0.01)	1.00	0.54	27,460	0.33 (c)	1.18 (c)	0.37 (c)	1.14 (c)
2002-FST Administration	1.00	0.01	(0.01)	1.00	1.44	944,400	0.43	1.40	0.47	1.36
2002-FST Service	1.00	0.01	(0.01)	1.00	1.19	344,914	0.68	1.19	0.72	1.15

2001-FST	1.00	0.04	(0.04)	1.00	4.09	4,201,586	0.18	3.76	0.24	3.70
2001-FST Select	1.00	0.04	(0.04)	1.00	4.05	51,609	0.21	3.15	0.27	3.09
2001-FST Preferred	1.00	0.04	(0.04)	1.00	3.98	850,943	0.28	3.68	0.34	3.62
2001-FST Administration	1.00	0.04	(0.04)	1.00	3.83	1,169,694	0.43	3.52	0.49	3.46
2001-FST Service	1.00	0.04	(0.04)	1.00	3.57	576,226	0.68	3.17	0.74	3.11

2000-FST	1.00	0.06	(0.06)	1.00	6.31	1,859,266	0.18	6.14	0.23	6.09
2000-FST Select (commenced January 31)	1.00	0.06	(0.06)	1.00	5.84	11,247	0.21 (c)	6.30 (c)	0.26 (c)	6.25 (c)
2000-FST Preferred	1.00	0.06	(0.06)	1.00	6.21	361,111	0.28	6.19	0.33	6.14
2000-FST Administration	1.00	0.06	(0.06)	1.00	6.05	595,037	0.43	5.93	0.48	5.88
2000-FST Service	1.00	0.06	(0.06)	1.00	5.79	273,355	0.68	5.60	0.73	5.55

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
Year—Share Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2004-FST	$1.00	$0.012	$(0.012)	$1.00	1.18%	$7,336,617	0.20%	1.17%	0.22%	1.15%
2004-FST Select	1.00	0.011	(0.011)	1.00	1.15	3	0.23	0.98	0.25	0.96
2004-FST Preferred	1.00	0.011	(0.011)	1.00	1.08	41,311	0.30	1.03	0.32	1.01
2004-FST Capital	1.00	0.010	(0.010)	1.00	1.03	3,823	0.35	1.01	0.37	0.99
2004-FST Administration	1.00	0.009	(0.009)	1.00	0.93	679,050	0.45	1.00	0.47	0.98
2004-FST Service	1.00	0.007	(0.007)	1.00	0.67	484,309	0.70	0.68	0.72	0.66

2003-FST	1.00	0.010	(0.010)	1.00	1.00	7,076,044	0.20	0.99	0.22	0.97
2003-FST Select	1.00	0.010	(0.010)	1.00	0.97	19	0.23	0.95	0.25	0.93
2003-FST Preferred	1.00	0.009	(0.009)	1.00	0.90	108,637	0.30	0.87	0.32	0.85
2003-FST Capital	1.00	0.008	(0.008)	1.00	0.84	4,748	0.35	0.77	0.37	0.75
2003-FST Administration	1.00	0.007	(0.007)	1.00	0.74	419,747	0.45	0.75	0.47	0.73
2003-FST Service	1.00	0.005	(0.005)	1.00	0.49	505,454	0.70	0.49	0.72	0.47

2002-FST	1.00	0.02	(0.02)	1.00	1.65	8,955,842	0.20	1.64	0.22	1.62
2002-FST Select	1.00	0.02	(0.02)	1.00	1.62	19	0.23	1.23	0.25	1.21
2002-FST Preferred	1.00	0.02	(0.02)	1.00	1.55	121,744	0.30	1.54	0.32	1.52
2002-FST Capital (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35 (c)	1.43 (c)	0.37 (c)	1.41 (c)
2002-FST Administration	1.00	0.01	(0.01)	1.00	1.40	685,582	0.45	1.39	0.47	1.37
2002-FST Service	1.00	0.01	(0.01)	1.00	1.15	650,133	0.70	1.14	0.72	1.12

2001-FST	1.00	0.04	(0.04)	1.00	4.05	14,153,371	0.20	3.87	0.22	3.85
2001-FST Select	1.00	0.04	(0.04)	1.00	4.02	1	0.23	3.59	0.25	3.57
2001-FST Preferred	1.00	0.04	(0.04)	1.00	3.95	126,915	0.30	3.76	0.32	3.74
2001-FST Administration	1.00	0.04	(0.04)	1.00	3.79	1,134,424	0.45	3.75	0.47	3.73
2001-FST Service	1.00	0.03	(0.03)	1.00	3.53	814,384	0.70	3.43	0.72	3.41

2000-FST	1.00	0.06	(0.06)	1.00	6.26	8,296,788	0.20	6.16	0.23	6.13
2000-FST Select (commenced January 31)	1.00	0.06	(0.06)	1.00	5.77	1	0.23 (c)	6.16 (c)	0.24 (c)	6.13 (c)
2000-FST Preferred	1.00	0.06	(0.06)	1.00	6.16	145,000	0.30	5.93	0.32	5.90
2000-FST Administration	1.00	0.06	(0.06)	1.00	6.00	1,024,184	0.45	5.89	0.48	5.86
2000-FST Service	1.00	0.06	(0.06)	1.00	5.74	899,691	0.70	5.61	0.73	5.58

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net assets		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
Year—Share Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	asset	assets

For the Years Ended December 31,

2004-FST	$1.00	$0.010	$(0.010)	$1.00	1.05%	$8,026,117	0.18%	1.03%	0.22%	0.99%
2004-FST Select	1.00	0.010	(0.010)	1.00	1.02	160,472	0.21	1.02	0.25	0.98
2004-FST Preferred	1.00	0.009	(0.009)	1.00	0.94	186,208	0.28	0.94	0.32	0.90
2004-FST Capital	1.00	0.009	(0.009)	1.00	0.89	32,599	0.33	0.93	0.37	0.89
2004-FST Administration	1.00	0.008	(0.008)	1.00	0.79	345,968	0.43	0.81	0.47	0.77
2004-FST Service	1.00	0.005	(0.005)	1.00	0.54	85,930	0.68	0.58	0.72	0.54

2003-FST	1.00	0.009	(0.009)	1.00	0.89	7,052,124	0.18	0.87	0.22	0.83
2003-FST Select	1.00	0.009	(0.009)	1.00	0.86	75,811	0.21	0.85	0.25	0.81
2003-FST Preferred	1.00	0.008	(0.008)	1.00	0.79	204,104	0.28	0.79	0.32	0.75
2003-FST Capital	1.00	0.007	(0.007)	1.00	0.74	2,784	0.33	0.75	0.37	0.71
2003-FST Administration	1.00	0.006	(0.006)	1.00	0.64	273,661	0.43	0.61	0.47	0.57
2003-FST Service	1.00	0.004	(0.004)	1.00	0.39	60,412	0.68	0.38	0.72	0.34

2002-FST	1.00	0.01	(0.01)	1.00	1.30	4,537,375	0.18	1.29	0.22	1.25
2002-FST Select	1.00	0.01	(0.01)	1.00	1.27	30	0.21	1.28	0.25	1.24
2002-FST Preferred	1.00	0.01	(0.01)	1.00	1.20	177,825	0.28	1.20	0.32	1.16
2002-FST Capital (commenced August 12)	1.00	—(d)	—(d)	1.00	0.44	7,222	0.33 (c)	0.94 (c)	0.37 (c)	0.90 (c)
2002-FST Administration	1.00	0.01	(0.01)	1.00	1.05	206,792	0.43	1.04	0.47	1.00
2002-FST Service	1.00	0.01	(0.01)	1.00	0.80	69,204	0.68	0.79	0.72	0.75

2001-FST	1.00	0.03	(0.03)	1.00	2.60	3,588,030	0.18	2.46	0.23	2.41
2001-FST Select	1.00	0.03	(0.03)	1.00	2.57	1	0.21	2.73	0.26	2.68
2001-FST Preferred	1.00	0.02	(0.02)	1.00	2.50	17,722	0.28	2.45	0.33	2.40
2001-FST Administration	1.00	0.02	(0.02)	1.00	2.34	146,621	0.43	2.27	0.48	2.22
2001-FST Service	1.00	0.02	(0.02)	1.00	2.09	68,298	0.68	2.04	0.73	1.99

2000-FST	1.00	0.04	(0.04)	1.00	3.95	2,693,098	0.18	3.93	0.23	3.88
2000-FST Select (commenced January 31)	1.00	0.04	(0.04)	1.00	3.66	1	0.21 (c)	3.97 (c)	0.26 (c)	3.92 (c)
2000-FST Preferred	1.00	0.04	(0.04)	1.00	3.85	18,568	0.28	3.81	0.33	3.76
2000-FST Administration	1.00	0.04	(0.04)	1.00	3.69	108,335	0.43	3.66	0.48	3.61
2000-FST Service	1.00	0.03	(0.03)	1.00	3.43	71,614	0.68	3.46	0.73	3.41

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

(d)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and the
Shareholders of Financial Square Funds:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments (excluding bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and Tax-Free Money Market Fund (collectively, the “Financial Square Funds”), funds of Goldman Sachs Trust at December 31, 2004, and the results of each of their operations and the changes in each of their net assets and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Financial Square Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 21, 2005

Goldman Sachs Trust—Financial Square Funds

Fund Expenses (Unaudited) — Six Month Period Ended December 31, 2004

          As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares FST Administration Shares or FST Service Shares of the Funds you incur ongoing costs, including management fees; distribution (12b-1), service and/or shareholder administration fees (with respect to FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares, if any); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares FST Administration Shares or FST Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Prime Obligations Fund				Money Market Fund

				Expenses				Expenses
				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
Share Class	7/01/04	12/31/04		12/31/04*	7/01/04	12/31/04		12/31/04*

FST Shares
Actual	$1,000.00	$1,007,80		$0.91	$1,000.00	$1,007.90		$0.92
Hypothetical 5% return	1,000.00	1,024.23	+	0.92	1,000.00	1,024.22	+	0.93

FST Select Shares
Actual	1,000.00	1,007.60		1.06	1,000.00	1,007.70		1.07
Hypothetical 5% return	1,000.00	1,024.08	+	1.07	1,000.00	1,024.07	+	1.08

FST Preferred Shares
Actual	1,000.00	1,007.30		1.42	1,000.00	1,007.40		1.43
Hypothetical 5% return	1,000.00	1,023.73	+	1.43	1,000.00	1,023.72	+	1.44

FST Capital
Actual	1,000.00	1,007.00		1.67	1,000.00	1,007.10		1.68
Hypothetical 5% return	1,000.00	1,023.47	+	1.68	1,000.00	1,023.46	+	1.69

FST Administration
Actual	1,000.00	1,006.50		2.17	1,000.00	1,006.60		2.18
Hypothetical 5% return	1,000.00	1,022.97	+	2.19	1,000.00	1,022.96	+	2.20

FST Service
Actual	1,000.00	1,005.30		3.43	1,000.00	1,005.30		3.44
Hypothetical 5% return	1,000.00	1,021.71	+	3.46	1,000.00	1,021.71	+	3.47

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Treasury Obligations Fund				Treasury Instruments Fund

				Expenses				Expenses
				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
Share Class	7/01/04	12/31/04		12/31/04*	7/01/04	12/31/04		12/31/04*

FST Shares
Actual	$1,000.00	$1,007.20		$1.03	$1,000.00	$1,006.90		$1.03
Hypothetical 5% return	1,000.00	1,024.11	+	1.04	1,000.00	1,024.11	+	1.04

FST Select Shares
Actual	1,000.00	1,007.10		1.18	1,000.00	1,006.70		1.17
Hypothetical 5% return	1,000.00	1,023.96	+	1.19	1,000.00	1,023.97	+	1.18

FST Preferred Shares
Actual	1,000.00	1,006.70		1.53	1,000.00	1,006.40		1.53
Hypothetical 5% return	1,000.00	1,023.61	+	1.55	1,000.00	1,023.61	+	1.55

FST Capital
Actual	1,000.00	1,006.50		1.78	1,000.00	1,006.10		1.78
Hypothetical 5% return	1,000.00	1,023.36	+	1.80	1,000.00	1,023.36	+	1.80

FST Administration
Actual	1,000.00	1,006.00		2.29	1,000.00	1,005.60		2.29
Hypothetical 5% return	1,000.00	1,022.85	+	2.31	1,000.00	1,022.85	+	2.31

FST Service
Actual	1,000.00	1,004.70		3.55	1,000.00	1,004.30		3.55
Hypothetical 5% return	1,000.00	1,021.60	+	3.58	1,000.00	1,021.60	+	3.58

	Government Fund				Federal Fund

				Expenses				Expenses
				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
Share Class	7/01/04	12/31/04		12/31/04*	7/01/04	12/31/04		12/31/04*

FST Shares
Actual	$1,000.00	$1,007.70		$0.93	$1,000.00	$1,007.50		$1.03
Hypothetical 5% return	1,000.00	1,024.21	+	0.94	1,000.00	1,024.11	+	1.04

FST Select Shares
Actual	1,000.00	1,007.60		1.08	1,000.00	1,007.30		1.18
Hypothetical 5% return	1,000.00	1,024.06	+	1.09	1,000.00	1,023.96	+	1.19

FST Preferred Shares
Actual	1,000.00	1,007.20		1.43	1,000.00	1,007.00		1.53
Hypothetical 5% return	1,000.00	1,023.71	+	1.44	1,000.00	1,023.61	+	1.55

FST Capital
Actual	1,000.00	1,007.00		1.68	1,000.00	1,006.70		1.79
Hypothetical 5% return	1,000.00	1,023.46	+	1.70	1,000.00	1,023.36	+	1.80

FST Administration
Actual	1,000.00	1,006.50		2.19	1,000.00	1,006.20		2.29
Hypothetical 5% return	1,000.00	1,022.95	+	2.21	1,000.00	1,022.85	+	2.31

FST Service
Actual	1,000.00	1,005.20		3.45	1,000.00	1,004.90		3.55
Hypothetical 5% return	1,000.00	1,021.70	+	3.48	1,000.00	1,021.60	+	3.58

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Tax-Free Money Market Fund

				Expenses
				Paid for
	Beginning	Ending		the
	Account	Account		6 months
	Value	Value		ended
Share Class	7/01/04	12/31/04		12/31/04*

FST Shares
Actual	$1,000.00	$1,006.30		$0.93
Hypothetical 5% return	1,000.00	1,024.21	+	0.94

FST Select Shares
Actual	1,000.00	1,006.10		1.08
Hypothetical 5% return	1,000.00	1,024.06	+	1.09

FST Preferred Shares
Actual	1,000.00	1,005.80		1.43
Hypothetical 5% return	1,000.00	1,023.71	+	1.45

FST Capital
Actual	1,000.00	1,005.50		1.68
Hypothetical 5% return	1,000.00	1,023.46	+	1.70

FST Administration
Actual	1,000.00	1,005.00		2.19
Hypothetical 5% return	1,000.00	1,022.95	+	2.21

FST Service
Actual	1,000.00	1,003.70		3.45
Hypothetical 5% return	1,000.00	1,021.70	+	3.48

*	Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2004. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the financial highlights. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares

Prime Obligations Fund	0.18%	0.21%	0.28%	0.33%	0.43%	0.68%
Money Market Fund	0.18	0.21	0.28	0.33	0.43	0.68
Treasury Obligations Fund	0.20	0.23	0.30	0.35	0.45	0.70
Treasury Instruments Fund	0.20	0.23	0.30	0.35	0.45	0.70
Government Fund	0.18	0.21	0.28	0.33	0.43	0.68
Federal Fund	0.20	0.23	0.30	0.35	0.45	0.70
Tax-Free Money Market Fund	0.18	0.21	0.28	0.33	0.43	0.68

+	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

Goldman Sachs Trust—Financial Square Funds

Trustees and Officers (Unaudited)
Independent Trustees

		Term of		Number of
		Office and		Portfolios in
	Position(s)	Length of		Fund Complex	Other
Name,	Held with	Time	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 62	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994- March 1996 and November 1998-Present); Executive Vice President— Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992- Present); Trustee, Scholarship America (1998- Present); Director, Private Equity Investors-III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).	63	None

			Chairman of the Board and Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).

John P. Coblentz, Jr. Age: 63	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975- May 2003).	63	None
			Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).

Patrick T. Harker Age: 46	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000- Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000).	63	None

			Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).

Mary P. McPherson Age: 69	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997-Present).	63	None
			Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).

		Term of		Number of
		Office and		Portfolios in
	Position(s)	Length of		Fund Complex	Other
Name,	Held with	Time	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Wilma J. Smelcer Age: 55	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001-April 2004).	63	Lawson Products Inc. (distributor of industrial products).
Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).

Richard P. Strubel Age: 65	Trustee	Since 1987	Vice Chairman and Director, Unext, Inc. (provider of educational services via the internet) (2003-Present); President, COO and Director, Unext, Inc. (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999).	63	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).

Goldman Sachs Trust—Financial Square Funds

Trustees and Officers (Unaudited) (continued)
Interested Trustees

		Term of		Number of
		Office and		Portfolios in
	Position(s)	Length of		Fund Complex	Other
Name,	Held with	Time	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*Alan A. Shuch Age: 55	Trustee	Since 1990	Advisory Director— GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999).	63	None

Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).

*Kaysie P. Uniacke Age: 44	Trustee &	Since 2001	Managing Director, GSAM (1997-Present). Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

	President	Since 2002	President— Goldman Sachs Mutual Fund Complex (2002-Present) (registered investment companies).

Assistant Secretary— Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2004, the Trust consisted of 57 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726

Officers of the Trust*

Term of
Office and
Length of
	Position(s) Held	Time	Principal Occupation(s)
Name, Address and Age	With the Trust	Served[1]	During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 44	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).

President— Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary— Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 44	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999).

Vice President— Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 42	Vice President	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993- April 1998).

Vice President— Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies) (December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 40	Treasurer	Since 1997	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer— Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 39	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary— Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Goldman Sachs Financial Square Funds—Tax Information (unaudited)

During the year ended December 31, 2004, 100% of the distributions from net investment income paid by the Financial Square Tax-Free Money Market Fund were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“the Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC 0330. Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Commission’s website at http://www.sec.gov.

This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Financial Square Funds Prospectus which contains facts concerning each Fund’s objectives and policies, management, expenses and other information.

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Kaysie P. Uniacke, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

FSQ/AR 12/04	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item 4 — Principal Accountant Fees and Services for the Goldman Sachs Trust: The accountant fees below reflect the aggregate fees paid by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates
Table 1 – Items 4(a) -4(d)

	2004	2003	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$717,800	$668,000	Financial statement audits

• Ernst & Young LLP (“E&Y”)	$450,500	$342,000	Financial statement audits

Audit-Related Fees

• PwC	$198,800	$138,500	Other attest services

• E&Y	$0	$0

Tax Fees

• PwC	$175,900	$175,900	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

• E&Y	$84,850	$75,650	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns
All Other Fees	$0	$0

Items 4(b)(c) & (d) Table 2. Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Goldman Sachs Trust’s Audit Committee pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X

	2004	2003	Description of Services Rendered
Audit-Related Fees

• PwC	$683,000	524,000	Internal control review performed in accordance with Statement on Auditing Standards No. 70.

• E&Y	$0	0

Tax Fees

• PwC	$0	0

• E&Y	$0	0

All Other Fees

• PwC	$23,500	0	Review of fund merger documents.

• E&Y	$18,000	6,000	Review of fund merger documents and access to an online accounting reference tool for certain employees of the Trust’s distributor, respectively.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by the Trust’s audit committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the Goldman Sachs Trust’s service affiliates listed in Table 2 were approved by the Trust’s audit committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Items 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to the Goldman Sachs Trust by PricewaterhouseCoopers LLP for the 12 months ended November 26, 2004 and November 28, 2003 were approximately $374,700 and $314,400, respectively. The aggregate non-audit fees billed to the Goldman Sachs Trust’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended November 26, 2004 and November 28, 2003 were approximately $3.9 million and $4.2 million, respectively. The 2003 and 2004 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to the Goldman Sachs Trust’s operations or financial reporting.

The aggregate non-audit fees billed to the Goldman Sachs Trust by Ernst & Young LLP for the 12 months ended December 31, 2004 and December 31, 2003 were approximately $84,850 and $75,650, respectively. The aggregate non-audit fees billed to the Goldman Sachs Trust’s adviser and service affiliates by Ernst & Young LLP for non-audit services for the twelve months ended December 31, 2004 and December 31, 2003 were approximately $34.5 million and $30.9 million, respectively. The 2003 and 2004 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to the Goldman Sachs Trust’s operations or financial reporting.

Items 4(h) — The Goldman Sachs Trust’s audit committee has considered whether the provision of non-audit services to the Goldman Sachs Trust’s investment advisor and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	February 24, 2005

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	February 24, 2005